Baird Core Plus Bond Fund
Schedule of Investments
March 31, 2025 (Unaudited)

CORPORATE BONDS - 43.2%	Par	Value
Financials - 18.8%
200 Park Funding Trust, 5.74%, 02/15/2055 (Callable 08/15/2054) (a)	$10,000,000	$9,922,935
ABN AMRO Bank NV
4.75%, 07/28/2025 (a)	37,818,000	37,737,039
4.80%, 04/18/2026 (a)	47,025,000	46,920,834
1.54% to 06/16/2026 then 1 yr. CMT Rate + 0.80%, 06/16/2027 (Callable 06/16/2026) (a)	12,250,000	11,801,853
4.99% to 12/03/2027 then 1 yr. CMT Rate + 0.78%, 12/03/2028 (Callable 12/03/2027) (a)	31,353,000	31,559,545
5.52% to 12/03/2034 then 1 yr. CMT Rate + 1.25%, 12/03/2035 (Callable 12/03/2034) (a)	22,000,000	22,058,409
3.32% to 03/13/2032 then 5 yr. CMT Rate + 1.90%, 03/13/2037 (Callable 12/13/2031) (a)	31,325,000	27,235,014
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (Callable 03/16/2027) (a)	10,000,000	10,136,735
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, 10/29/2026 (Callable 09/29/2026)	8,000,000	7,731,136
6.45%, 04/15/2027 (Callable 03/15/2027)	38,501,000	39,743,485
5.75%, 06/06/2028 (Callable 05/06/2028)	10,000,000	10,286,056
3.00%, 10/29/2028 (Callable 08/29/2028)	36,145,000	33,965,830
4.63%, 09/10/2029 (Callable 08/10/2029)	7,575,000	7,492,609
Agree LP
2.90%, 10/01/2030 (Callable 07/01/2030)	12,809,000	11,563,672
5.63%, 06/15/2034 (Callable 03/15/2034)	12,000,000	12,143,005
AIB Group PLC
6.61% to 09/13/2028 then SOFR + 2.33%, 09/13/2029 (Callable 09/13/2028) (a)	49,178,000	51,912,500
5.87% to 03/28/2034 then SOFR + 1.91%, 03/28/2035 (Callable 03/28/2034) (a)	41,350,000	42,090,896
AIG SunAmerica Global Financing X, 6.90%, 03/15/2032 (a)	10,549,000	11,519,558
Air Lease Corp., 5.85%, 12/15/2027 (Callable 11/15/2027)	10,000,000	10,297,151
Aircastle Ltd.
2.85%, 01/26/2028 (Callable 11/26/2027) (a)	8,025,000	7,575,069
6.50%, 07/18/2028 (Callable 06/18/2028) (a)	5,000,000	5,209,402
5.95%, 02/15/2029 (Callable 01/15/2029) (a)	15,500,000	15,940,269
Aircastle Ltd. / Aircastle Ireland DAC
5.25%, 03/15/2030 (Callable 02/15/2030) (a)	11,067,000	11,030,853
5.75%, 10/01/2031 (Callable 08/01/2031) (a)	12,250,000	12,491,258
Ally Financial, Inc.
6.99% to 06/13/2028 then SOFR + 3.26%, 06/13/2029 (Callable 06/13/2028)	16,891,000	17,618,467
6.85% to 01/03/2029 then SOFR + 2.82%, 01/03/2030 (Callable 01/03/2029)	10,000,000	10,445,401
American International Group, Inc., 5.13%, 03/27/2033 (Callable 12/27/2032)	6,000,000	6,008,455
American National Global Funding, 5.55%, 01/28/2030 (a)	25,000,000	25,460,441
American National Group, Inc., 5.75%, 10/01/2029 (Callable 09/01/2029)	12,000,000	12,097,952
Americold Realty Operating Partnership LP, 5.41%, 09/12/2034 (Callable 06/12/2034)	35,000,000	34,173,997
AmFam Holdings, Inc., 2.81%, 03/11/2031 (Callable 12/11/2030) (a)	5,000,000	4,142,810
Arthur J Gallagher & Co., 5.55%, 02/15/2055 (Callable 08/15/2054)	14,250,000	13,673,941
Assurant, Inc.
4.90%, 03/27/2028 (Callable 12/27/2027)	4,250,000	4,272,094
3.70%, 02/22/2030 (Callable 11/22/2029)	7,000,000	6,598,740
Australia & New Zealand Banking Group Ltd.
2.95% to 07/22/2025 then 5 yr. CMT Rate + 1.29%, 07/22/2030 (Callable 07/22/2025) (a)	14,803,000	14,700,105
6.74%, 12/08/2032 (a)	33,000,000	35,473,928
5.20% to 09/30/2034 then 1 yr. CMT Rate + 1.47%, 09/30/2035 (Callable 09/30/2034) (a)	70,350,000	67,974,393
2.57% to 11/25/2030 then 5 yr. CMT Rate + 1.70%, 11/25/2035 (Callable 11/25/2030) (a)	13,000,000	11,234,937
Aviation Capital Group LLC
6.25%, 04/15/2028 (Callable 03/15/2028) (a)	18,379,000	19,025,050
5.38%, 07/15/2029 (Callable 06/15/2029) (a)	33,350,000	33,613,158
5.13%, 04/10/2030 (Callable 03/10/2030) (a)	10,000,000	9,945,124
6.38%, 07/15/2030 (Callable 05/15/2030) (a)	36,120,000	37,898,999
Avolon Holdings Funding Ltd.
4.95%, 01/15/2028 (Callable 12/15/2027) (a)	16,000,000	15,932,894
6.38%, 05/04/2028 (Callable 04/04/2028) (a)	10,000,000	10,348,492
5.38%, 05/30/2030 (Callable 04/30/2030) (a)	12,000,000	12,016,307
Banco Santander SA
5.18%, 11/19/2025	11,150,000	11,168,635
1.72% to 09/14/2026 then 1 yr. CMT Rate + 0.90%, 09/14/2027 (Callable 09/14/2026)	10,000,000	9,572,988
6.61%, 11/07/2028	8,400,000	8,925,939
5.54% to 03/14/2029 then 1 yr. CMT Rate + 1.45%, 03/14/2030 (Callable 03/14/2029)	10,000,000	10,210,238
2.75%, 12/03/2030	5,000,000	4,344,940
3.23% to 11/22/2031 then 1 yr. CMT Rate + 1.60%, 11/22/2032 (Callable 08/22/2031)	35,000,000	30,237,583
6.92%, 08/08/2033	7,842,000	8,319,458
6.35%, 03/14/2034	35,000,000	35,934,947
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	6,000,000	5,783,112
6.20% to 11/10/2027 then SOFR + 1.99%, 11/10/2028 (Callable 11/10/2027)	12,000,000	12,471,836
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	19,539,000	18,935,734
5.20% to 04/25/2028 then SOFR + 1.63%, 04/25/2029 (Callable 04/25/2028)	15,000,000	15,239,211
2.09% to 06/14/2028 then SOFR + 1.06%, 06/14/2029 (Callable 06/14/2028)	12,000,000	11,096,172
4.27% to 07/23/2028 then 3 mo. Term SOFR + 1.57%, 07/23/2029 (Callable 07/23/2028)	10,000,000	9,878,645
2.50% to 02/13/2030 then 3 mo. Term SOFR + 1.25%, 02/13/2031 (Callable 02/13/2030)	7,000,000	6,283,921
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	35,000,000	31,436,626
1.90% to 07/23/2030 then SOFR + 1.53%, 07/23/2031 (Callable 07/23/2030)	10,000,000	8,599,086
2.97% to 02/04/2032 then SOFR + 1.33%, 02/04/2033 (Callable 02/04/2032)	5,000,000	4,383,952
7.75%, 05/14/2038	725,000	859,555
Bank of Ireland Group PLC
2.03% to 09/30/2026 then 1 yr. CMT Rate + 1.10%, 09/30/2027 (Callable 09/30/2026) (a)	10,202,000	9,812,692
5.60% (SOFR + 1.62%), 03/20/2030 (Callable 03/20/2029) (a)	77,309,000	79,164,416
Bank of Montreal
5.37%, 06/04/2027	15,000,000	15,274,446
4.57% to 09/10/2026 then SOFR + 0.88%, 09/10/2027 (Callable 09/10/2026)	15,350,000	15,357,441
5.00% to 01/27/2028 then SOFR + 0.67%, 01/27/2029 (Callable 01/27/2028)	11,000,000	11,113,939
3.80% to 12/15/2027 then 5 yr. Swap Rate USD + 1.43%, 12/15/2032 (Callable 12/15/2027)	5,000,000	4,830,340
3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037 (Callable 01/10/2032)	14,737,000	12,445,809
Bank of Nova Scotia
5.40%, 06/04/2027	25,000,000	25,506,592
5.25%, 06/12/2028	7,000,000	7,159,740
4.93% to 02/14/2028 then SOFR + 0.89%, 02/14/2029 (Callable 02/14/2028)	32,000,000	32,195,884
4.74% to 11/10/2031 then SOFR + 1.44%, 11/10/2032 (Callable 11/10/2031)	7,775,000	7,660,253
4.59% to 05/04/2032 then 5 yr. CMT Rate + 2.05%, 05/04/2037 (Callable 02/04/2032)	24,400,000	22,539,492
Banque Federative du Credit Mutuel SA
4.75%, 07/13/2027 (a)	15,000,000	15,039,078
5.19%, 02/16/2028 (a)	15,000,000	15,228,313
5.79%, 07/13/2028 (a)	6,000,000	6,197,269
Barclays PLC
4.34%, 01/10/2028 (Callable 01/08/2027)	10,000,000	9,923,025
5.69% to 03/12/2029 then SOFR + 1.74%, 03/12/2030 (Callable 03/12/2029)	12,125,000	12,431,504
4.94% to 09/10/2029 then SOFR + 1.56%, 09/10/2030 (Callable 09/10/2029)	50,000,000	49,840,517
5.37% to 02/25/2030 then SOFR + 1.23%, 02/25/2031 (Callable 02/25/2030)	18,275,000	18,477,342
2.65% to 06/24/2030 then 1 yr. CMT Rate + 1.90%, 06/24/2031 (Callable 06/24/2030)	2,150,000	1,908,986
6.22% to 05/09/2033 then SOFR + 2.98%, 05/09/2034 (Callable 05/09/2033)	31,650,000	32,970,736
6.69% to 09/13/2033 then SOFR + 2.62%, 09/13/2034 (Callable 09/13/2033)	20,000,000	21,443,931
5.34% to 09/10/2034 then SOFR + 1.91%, 09/10/2035 (Callable 09/10/2034)	15,000,000	14,632,452
5.79% to 02/25/2035 then SOFR + 1.59%, 02/25/2036 (Callable 02/25/2035)	26,700,000	26,845,774
Beacon Funding Trust, 6.27%, 08/15/2054 (Callable 02/15/2054) (a)	25,675,000	25,592,130
Belrose Funding Trust, 2.33%, 08/15/2030 (Callable 05/15/2030) (a)	33,383,000	29,112,768
BGC Group, Inc.
4.38%, 12/15/2025 (Callable 09/15/2025)	13,700,000	13,641,394
8.00%, 05/25/2028 (Callable 04/25/2028)	15,000,000	16,014,673
6.60%, 06/10/2029 (Callable 05/10/2029)	25,000,000	25,684,965
BNP Paribas SA
4.38%, 09/28/2025 (a)	8,200,000	8,168,126
4.38%, 05/12/2026 (a)	16,910,000	16,817,837
1.32% to 01/13/2026 then SOFR + 1.00%, 01/13/2027 (Callable 01/13/2026) (a)	8,000,000	7,789,212
1.90% to 09/30/2027 then SOFR + 1.61%, 09/30/2028 (Callable 09/30/2027) (a)	16,000,000	14,902,431
5.28% to 11/19/2029 then SOFR + 1.28%, 11/19/2030 (Callable 11/19/2029) (a)	47,000,000	47,493,348
3.05% to 01/13/2030 then SOFR + 1.51%, 01/13/2031 (Callable 01/13/2030) (a)	10,500,000	9,601,278
2.87% to 04/19/2031 then 3 mo. Term SOFR + 1.39%, 04/19/2032 (Callable 04/19/2031) (a)	25,000,000	21,981,454
2.59% to 08/12/2030 then 5 yr. CMT Rate + 2.05%, 08/12/2035 (Callable 08/12/2030) (a)	5,000,000	4,301,542
5.91% to 11/19/2034 then SOFR + 1.92%, 11/19/2035 (Callable 11/19/2034) (a)	18,000,000	17,786,518
BPCE SA
1.65% to 10/06/2025 then SOFR + 1.52%, 10/06/2026 (Callable 10/06/2025) (a)	15,000,000	14,753,398
5.88% to 01/14/2030 then SOFR + 1.68%, 01/14/2031 (Callable 01/14/2030) (a)	7,000,000	7,168,684
2.28% to 01/20/2031 then SOFR + 1.31%, 01/20/2032 (Callable 01/20/2031) (a)	6,180,000	5,227,684
3.12% to 10/19/2031 then SOFR + 1.73%, 10/19/2032 (Callable 10/19/2031) (a)	48,602,000	41,423,736
7.00% to 10/19/2033 then SOFR + 2.59%, 10/19/2034 (Callable 10/19/2033) (a)	22,896,000	24,932,147
6.51% to 01/18/2034 then SOFR + 2.79%, 01/18/2035 (Callable 01/18/2034) (a)	18,330,000	18,821,179
5.94% to 05/30/2034 then SOFR + 1.85%, 05/30/2035 (Callable 05/30/2034) (a)	10,000,000	10,072,499
Brighthouse Financial Global Funding, 5.55%, 04/09/2027 (a)	20,000,000	20,262,499
Brown & Brown, Inc., 4.50%, 03/15/2029 (Callable 12/15/2028)	11,840,000	11,745,721
Canadian Imperial Bank of Commerce
5.62%, 07/17/2026	5,000,000	5,070,392
4.86% to 03/31/2028 then SOFR + 1.03%, 03/30/2029 (Callable 03/30/2028)	16,000,000	16,057,161
4.63% to 09/11/2029 then SOFR + 1.34%, 09/11/2030 (Callable 09/11/2029)	5,425,000	5,377,475
5.25% to 01/13/2030 then SOFR + 1.11%, 01/13/2031 (Callable 01/13/2030)	12,000,000	12,155,471
Cantor Fitzgerald LP
4.50%, 04/14/2027 (Callable 01/14/2027) (a)	5,000,000	4,947,326
7.20%, 12/12/2028 (Callable 11/12/2028) (a)	25,000,000	26,379,632
Capital One Financial Corp.
3.75%, 07/28/2026 (Callable 06/28/2026)	5,000,000	4,929,654
3.80%, 01/31/2028 (Callable 12/31/2027)	6,960,000	6,810,916
5.47% to 02/01/2028 then SOFR + 2.08%, 02/01/2029 (Callable 02/01/2028)	10,000,000	10,167,331
6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029 (Callable 06/08/2028)	4,600,000	4,783,382
5.70% to 02/01/2029 then SOFR + 1.91%, 02/01/2030 (Callable 02/01/2029)	10,000,000	10,215,017
3.27% to 03/01/2029 then SOFR + 1.79%, 03/01/2030 (Callable 03/01/2029)	18,250,000	17,109,221
5.27% to 05/10/2032 then SOFR + 2.37%, 05/10/2033 (Callable 05/10/2032)	18,775,000	18,485,776
6.38% to 06/08/2033 then SOFR + 2.86%, 06/08/2034 (Callable 06/08/2033)	15,000,000	15,677,724
Centene Corp.
4.25%, 12/15/2027 (Callable 04/17/2025)	15,000,000	14,636,655
2.45%, 07/15/2028 (Callable 05/15/2028)	22,000,000	20,074,727
4.63%, 12/15/2029 (Callable 05/02/2025)	24,388,000	23,365,616
3.00%, 10/15/2030 (Callable 07/15/2030)	10,000,000	8,746,289
2.50%, 03/01/2031 (Callable 12/01/2030)	74,850,000	63,104,872
Charles Schwab Corp., 2.90%, 03/03/2032 (Callable 12/03/2031)	5,000,000	4,393,810
Citigroup, Inc.
3.89% to 01/10/2027 then 3 mo. Term SOFR + 1.82%, 01/10/2028 (Callable 01/10/2027)	25,694,000	25,377,081
4.79% to 03/04/2028 then SOFR + 0.87%, 03/04/2029 (Callable 03/04/2028)	30,000,000	30,065,273
5.17% to 02/13/2029 then SOFR + 1.36%, 02/13/2030 (Callable 02/13/2029)	10,450,000	10,585,986
4.54% to 09/19/2029 then SOFR + 1.34%, 09/19/2030 (Callable 09/19/2029)	30,000,000	29,595,435
4.41% to 03/31/2030 then SOFR + 3.91%, 03/31/2031 (Callable 03/31/2030)	10,000,000	9,744,299
2.57% to 06/03/2030 then SOFR + 2.11%, 06/03/2031 (Callable 06/03/2030)	50,000,000	44,526,233
2.56% to 05/01/2031 then SOFR + 1.17%, 05/01/2032 (Callable 05/01/2031)	5,000,000	4,343,446
6.27% to 11/17/2032 then SOFR + 2.34%, 11/17/2033 (Callable 11/17/2032)	5,000,000	5,306,420
5.33% to 03/27/2035 then SOFR + 1.47%, 03/27/2036 (Callable 03/27/2035)	32,000,000	31,883,615
Citizens Financial Group, Inc.
2.85%, 07/27/2026 (Callable 04/27/2026)	23,400,000	22,867,734
3.25%, 04/30/2030 (Callable 01/30/2030)	40,000,000	36,744,692
CNA Financial Corp., 5.50%, 06/15/2033 (Callable 03/15/2033)	14,250,000	14,529,137
CNO Financial Group, Inc., 6.45%, 06/15/2034 (Callable 03/15/2034)	15,000,000	15,642,516
CNO Global Funding
5.88%, 06/04/2027 (a)	18,000,000	18,462,614
2.65%, 01/06/2029 (a)	11,970,000	11,070,048
Comerica Bank, 4.00%, 07/27/2025	21,425,000	21,350,613
Commonwealth Bank of Australia
2.69%, 03/11/2031 (a)	32,454,000	28,333,264
3.78%, 03/14/2032 (a)	12,450,000	11,289,291
5.84%, 03/13/2034 (a)	8,800,000	8,986,108
3.61% to 09/12/2029 then 5 yr. CMT Rate + 2.05%, 09/12/2034 (Callable 09/12/2029) (a)	35,000,000	32,743,873
Compeer Financial FLCA/Compeer Financial PCA, 3.38% to 06/01/2031 then SOFR + 1.97%, 06/01/2036 (Callable 06/01/2031) (a)	5,500,000	4,236,375
Cooperatieve Rabobank UA
3.75%, 07/21/2026	36,000,000	35,532,238
4.66% to 08/22/2027 then 1 yr. CMT Rate + 1.75%, 08/22/2028 (Callable 08/22/2027) (a)	12,760,000	12,745,328
Corebridge Global Funding
4.90%, 01/07/2028 (a)	12,000,000	12,111,955
5.20%, 01/12/2029 (a)	5,900,000	5,994,567
5.20%, 06/24/2029 (a)	6,000,000	6,097,121
Credit Agricole SA
4.63% to 09/11/2027 then SOFR + 1.21%, 09/11/2028 (Callable 09/11/2027) (a)	8,000,000	7,976,658
5.23% to 01/09/2028 then SOFR + 1.13%, 01/09/2029 (Callable 01/09/2028) (a)	13,000,000	13,140,768
6.32% to 10/03/2028 then SOFR + 1.86%, 10/03/2029 (Callable 10/03/2028) (a)	15,000,000	15,678,743
3.25%, 01/14/2030 (a)	13,043,000	12,002,639
5.51%, 07/05/2033 (a)	5,000,000	5,140,304
6.25% to 01/10/2034 then SOFR + 2.67%, 01/10/2035 (Callable 01/10/2034) (a)	52,000,000	53,157,007
Credit Agricole SA/London, 1.91% to 06/16/2025 then SOFR + 1.68%, 06/16/2026 (Callable 06/16/2025) (a)	7,000,000	6,957,198
Danske Bank AS
1.62% to 09/11/2025 then 1 yr. CMT Rate + 1.35%, 09/11/2026 (Callable 09/11/2025) (a)	33,945,000	33,488,330
4.30% to 04/01/2027 then 1 yr. CMT Rate + 1.75%, 04/01/2028 (Callable 04/01/2027) (a)	21,636,000	21,480,773
4.61% to 10/02/2029 then 1 yr. CMT Rate + 1.10%, 10/02/2030 (Callable 10/02/2029) (a)	20,000,000	19,726,269
Deutsche Bank AG/New York NY
7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027 (Callable 07/13/2026)	12,000,000	12,335,170
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027 (Callable 11/16/2026)	6,000,000	5,765,511
5.37% to 01/10/2028 then SOFR + 1.21%, 01/10/2029 (Callable 01/10/2028)	10,000,000	10,110,442
6.72% to 01/18/2028 then SOFR + 3.18%, 01/18/2029 (Callable 01/18/2028)	5,000,000	5,232,752
6.82% to 11/20/2028 then SOFR + 2.51%, 11/20/2029 (Callable 11/20/2028)	30,000,000	31,812,655
5.00% to 09/11/2029 then SOFR + 1.70%, 09/11/2030 (Callable 09/11/2029)	8,000,000	7,961,890
5.88% to 07/08/2030 then SOFR + 5.44%, 07/08/2031 (Callable 04/08/2030)	1,111,000	1,121,238
3.55% to 09/18/2030 then SOFR + 3.04%, 09/18/2031 (Callable 09/18/2030)	4,500,000	4,137,659
3.73% to 01/14/2031 then SOFR + 2.76%, 01/14/2032 (Callable 10/14/2030)	46,714,000	42,004,938
3.04% to 05/28/2031 then SOFR + 1.72%, 05/28/2032 (Callable 05/28/2031)	5,500,000	4,813,580
3.74% to 01/07/2032 then SOFR + 2.26%, 01/07/2033 (Callable 10/07/2031)	67,758,000	59,540,979
Digital Realty Trust LP
4.45%, 07/15/2028 (Callable 04/15/2028)	7,000,000	6,953,083
3.60%, 07/01/2029 (Callable 04/01/2029)	41,950,000	40,006,691
Discover Bank
5.97% to 08/09/2028 then 5 yr. Mid Swap Rate USD + 1.73%, 08/09/2028	28,280,000	28,892,008
4.65%, 09/13/2028 (Callable 06/13/2028)	33,225,000	32,922,762
Discover Financial Services, 7.96% to 11/02/2033 then SOFR + 3.37%, 11/02/2034 (Callable 11/02/2033)	25,000,000	28,575,392
DNB Bank ASA, 1.54% to 05/25/2026 then 1 yr. CMT Rate + 0.72%, 05/25/2027 (Callable 05/25/2026) (a)	5,800,000	5,606,205
Elevance Health, Inc.
5.20%, 02/15/2035 (Callable 11/15/2034)	7,000,000	7,022,626
6.10%, 10/15/2052 (Callable 04/15/2052)	3,078,000	3,146,564
5.13%, 02/15/2053 (Callable 08/15/2052)	5,200,000	4,664,886
5.70%, 02/15/2055 (Callable 08/15/2054)	9,000,000	8,772,876
Equitable Financial Life Global Funding, 5.45%, 03/03/2028 (a)	4,620,000	4,729,241
Equitable Holdings, Inc., 4.57%, 02/15/2029 (Callable 11/15/2028) (a)	1,284,000	1,265,268
Extra Space Storage LP
3.88%, 12/15/2027 (Callable 09/15/2027)	2,575,000	2,529,273
5.70%, 04/01/2028 (Callable 03/01/2028)	3,650,000	3,749,198
2.20%, 10/15/2030 (Callable 07/15/2030)	6,950,000	6,050,336
2.55%, 06/01/2031 (Callable 03/01/2031)	11,000,000	9,537,261
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/2027 (a)	14,000,000	13,991,775
5.70%, 03/14/2028 (a)	22,000,000	22,688,228
Fifth Third Bancorp, 4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030 (Callable 07/28/2029)	4,000,000	3,976,299
First Horizon Corp., 4.00%, 05/26/2025 (Callable 05/02/2025)	27,495,000	27,433,384
First Republic Bank, 4.63%, 02/13/2047 (Callable 08/13/2046) (b)	1,850,000	2,313
Five Corners Funding Trust II, 2.85%, 05/15/2030 (Callable 02/15/2030) (a)	15,000,000	13,654,609
Five Corners Funding Trust III, 5.79%, 02/15/2033 (Callable 11/15/2032) (a)	5,800,000	5,983,038
Five Corners Funding Trust IV, 6.00%, 02/15/2053 (Callable 08/15/2052) (a)	6,800,000	6,903,063
FMR LLC
4.95%, 02/01/2033 (a)	4,235,000	4,223,565
6.50%, 12/14/2040 (a)	1,820,000	2,039,567
FNB Corp./PA, 5.72% to 12/11/2029 then SOFR + 1.93%, 12/11/2030 (Callable 12/11/2029)	25,000,000	24,974,277
Globe Life, Inc., 4.55%, 09/15/2028 (Callable 06/15/2028)	9,350,000	9,331,896
Goldman Sachs Bank USA/New York NY, 5.41% to 05/21/2026 then SOFR + 0.75%, 05/21/2027 (Callable 05/21/2026)	5,000,000	5,047,354
Goldman Sachs Capital I, 6.35%, 02/15/2034	125,000	131,988
Goldman Sachs Group, Inc.
3.69% to 06/05/2027 then 3 mo. Term SOFR + 1.77%, 06/05/2028 (Callable 06/05/2027)	11,000,000	10,789,837
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029 (Callable 04/23/2028)	17,875,000	17,451,144
4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029 (Callable 05/01/2028)	31,050,000	30,621,659
5.05% to 07/23/2029 then SOFR + 1.21%, 07/23/2030 (Callable 07/23/2029)	25,000,000	25,207,216
4.69% to 10/23/2029 then SOFR + 1.14%, 10/23/2030 (Callable 10/23/2029)	10,000,000	9,938,534
1.99% to 01/27/2031 then SOFR + 1.09%, 01/27/2032 (Callable 01/27/2031)	45,000,000	38,104,742
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032 (Callable 04/22/2031)	10,000,000	8,731,439
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032 (Callable 07/21/2031)	11,332,000	9,705,766
6.75%, 10/01/2037	300,000	324,413
Goodman US Finance Six LLC, 5.13%, 10/07/2034 (Callable 07/07/2034) (a)	10,000,000	9,883,710
Guardian Life Insurance Co. of America
4.88%, 06/19/2064 (a)	6,715,000	5,871,295
3.70%, 01/22/2070 (Callable 07/22/2069) (a)	14,000,000	9,575,392
4.85%, 01/24/2077 (a)	16,363,000	13,974,461
Hartford Insurance Group, Inc., 6.10%, 10/01/2041	2,925,000	3,018,478
Healthpeak OP LLC, 5.25%, 12/15/2032 (Callable 09/15/2032)	10,000,000	10,042,188
High Street Funding Trust II, 4.68%, 02/15/2048 (Callable 11/15/2047) (a)	7,000,000	5,932,026
High Street Funding Trust III, 5.81%, 02/15/2055 (Callable 08/15/2054) (a)	14,350,000	14,150,219
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034 (Callable 08/15/2034) (a)	10,000,000	9,740,120
Host Hotels & Resorts LP
5.70%, 07/01/2034 (Callable 04/01/2034)	15,000,000	15,007,627
5.50%, 04/15/2035 (Callable 01/15/2035)	4,000,000	3,919,400
HSBC Holdings PLC
5.21% to 08/11/2027 then SOFR + 2.61%, 08/11/2028 (Callable 08/11/2027)	4,014,000	4,053,723
2.01% to 09/22/2027 then SOFR + 1.73%, 09/22/2028 (Callable 09/22/2027)	22,654,000	21,196,094
7.39% to 11/03/2027 then SOFR + 3.35%, 11/03/2028 (Callable 11/03/2027)	15,000,000	15,941,779
4.90% to 03/03/2028 then SOFR + 1.03%, 03/03/2029 (Callable 03/03/2028)	20,000,000	20,046,954
6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029 (Callable 03/09/2028)	6,000,000	6,218,296
4.58% to 06/19/2028 then 3 mo. Term SOFR + 1.80%, 06/19/2029 (Callable 06/19/2028)	19,471,000	19,298,193
2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	10,000,000	9,163,181
3.97% to 05/22/2029 then 3 mo. Term SOFR + 1.87%, 05/22/2030 (Callable 05/22/2029)	4,775,000	4,595,258
5.29% to 11/19/2029 then SOFR + 1.29%, 11/19/2030 (Callable 11/19/2029)	10,000,000	10,103,593
5.13% to 03/03/2030 then SOFR + 1.29%, 03/03/2031 (Callable 03/03/2030)	10,200,000	10,231,528
2.80% to 05/24/2031 then SOFR + 1.19%, 05/24/2032 (Callable 05/24/2031)	31,529,000	27,577,919
Humana, Inc.
5.38%, 04/15/2031 (Callable 02/15/2031)	8,150,000	8,213,409
5.95%, 03/15/2034 (Callable 12/15/2033)	30,000,000	30,698,284
5.55%, 05/01/2035 (Callable 02/01/2035)	8,925,000	8,823,190
8.15%, 06/15/2038	8,983,000	10,755,588
Huntington Bancshares, Inc./OH, 5.27% to 01/15/2030 then SOFR + 1.28%, 01/15/2031 (Callable 01/15/2030)	5,000,000	5,053,206
ING Groep NV, 5.55% to 03/19/2034 then SOFR + 1.77%, 03/19/2035 (Callable 03/19/2034)	15,125,000	15,244,600
Invitation Homes Operating Partnership LP, 5.45%, 08/15/2030 (Callable 06/15/2030)	15,000,000	15,364,480
Jackson Financial, Inc., 3.13%, 11/23/2031 (Callable 08/23/2031)	15,000,000	13,048,248
Jackson National Life Global Funding
5.60%, 04/10/2026 (a)	7,000,000	7,065,244
4.90%, 01/13/2027 (a)	10,000,000	10,043,497
5.55%, 07/02/2027 (a)	20,000,000	20,377,470
Jane Street Group / JSG Finance, Inc., 6.13%, 11/01/2032 (Callable 11/01/2027) (a)	1,500,000	1,475,974
Janus Henderson US Holdings, Inc., 5.45%, 09/10/2034 (Callable 06/10/2034)	20,000,000	19,334,716
Jefferies Financial Group, Inc.
4.85%, 01/15/2027	14,625,000	14,623,272
6.45%, 06/08/2027	1,300,000	1,346,281
5.88%, 07/21/2028 (Callable 06/21/2028)	26,171,000	26,871,999
4.15%, 01/23/2030	30,200,000	28,938,532
6.20%, 04/14/2034 (Callable 01/14/2034)	23,000,000	23,444,483
JPMorgan Chase & Co.
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	10,000,000	9,565,044
4.98% to 07/22/2027 then SOFR + 0.93%, 07/22/2028 (Callable 07/22/2027)	55,000,000	55,490,808
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028 (Callable 10/22/2027)	25,000,000	24,974,780
3.51% to 01/23/2028 then 3 mo. Term SOFR + 1.21%, 01/23/2029 (Callable 01/23/2028)	51,000,000	49,569,189
4.92% to 01/24/2028 then SOFR + 0.80%, 01/24/2029 (Callable 01/24/2028)	16,700,000	16,858,797
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)	18,000,000	16,665,727
2.52% to 04/22/2030 then SOFR + 2.04%, 04/22/2031 (Callable 04/22/2030)	30,500,000	27,368,258
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	5,000,000	4,253,466
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	15,000,000	13,179,462
5.77% to 04/22/2034 then SOFR + 1.49%, 04/22/2035 (Callable 04/22/2034)	13,500,000	14,030,637
5.29% to 07/22/2034 then SOFR + 1.46%, 07/22/2035 (Callable 07/22/2034)	7,175,000	7,203,682
4.95% to 10/22/2034 then SOFR + 1.34%, 10/22/2035 (Callable 10/22/2034)	5,725,000	5,602,563
KBC Group NV
5.80% to 01/19/2028 then 1 yr. CMT Rate + 2.10%, 01/19/2029 (Callable 01/19/2028) (a)	26,451,000	27,173,045
4.93% to 10/16/2029 then 1 yr. CMT Rate + 1.07%, 10/16/2030 (Callable 10/16/2029) (a)	19,000,000	19,007,345
Kemper Corp., 3.80%, 02/23/2032 (Callable 11/23/2031)	6,000,000	5,398,429
KeyBank NA, 3.40%, 05/20/2026	21,575,000	21,245,001
Liberty Mutual Group, Inc.
6.50%, 03/15/2035 (a)	750,000	776,586
3.95%, 10/15/2050 (Callable 04/15/2050) (a)	900,000	659,435
Liberty Mutual Insurance Co., 7.70%, 10/15/2097 (a)	375,000	425,657
Lincoln National Corp.
3.40%, 01/15/2031 (Callable 10/15/2030)	4,100,000	3,771,396
6.30%, 10/09/2037	2,190,000	2,293,864
Lloyds Banking Group PLC
3.75%, 01/11/2027	7,800,000	7,694,857
4.38%, 03/22/2028	15,000,000	14,865,599
3.57% to 11/07/2027 then 3 mo. LIBOR US + 1.21%, 11/07/2028 (Callable 11/07/2027) (c)	39,477,000	38,337,481
5.09% to 11/26/2027 then 1 yr. CMT Rate + 0.85%, 11/26/2028 (Callable 11/26/2027)	25,363,000	25,614,477
5.87% to 03/06/2028 then 1 yr. CMT Rate + 1.70%, 03/06/2029 (Callable 03/06/2028)	11,300,000	11,653,584
5.72% to 06/05/2029 then 1 yr. CMT Rate + 1.07%, 06/05/2030 (Callable 06/05/2029)	10,000,000	10,300,266
5.68% to 01/05/2034 then 1 yr. CMT Rate + 1.75%, 01/05/2035 (Callable 01/05/2034)	30,000,000	30,343,974
LPL Holdings, Inc.
6.75%, 11/17/2028 (Callable 10/17/2028)	7,725,000	8,167,021
4.00%, 03/15/2029 (Callable 05/02/2025) (a)	34,895,000	33,421,956
5.20%, 03/15/2030 (Callable 02/15/2030)	10,000,000	10,041,116
6.00%, 05/20/2034 (Callable 02/20/2034)	35,556,000	36,288,214
Macquarie Airfinance Holdings Ltd.
6.40%, 03/26/2029 (Callable 02/26/2029) (a)	16,056,000	16,595,851
5.15%, 03/17/2030 (Callable 02/17/2030) (a)	15,000,000	14,790,051
6.50%, 03/26/2031 (Callable 01/26/2031) (a)	8,605,000	8,960,498
Macquarie Bank Ltd.
3.62%, 06/03/2030 (a)	28,805,000	26,687,773
6.80%, 01/18/2033 (a)	10,000,000	10,715,087
Macquarie Group Ltd.
3.76% to 11/28/2027 then 3 mo. LIBOR US + 1.37%, 11/28/2028 (Callable 11/28/2027) (a)(c)	6,440,000	6,286,028
2.69% to 06/23/2031 then SOFR + 1.44%, 06/23/2032 (Callable 06/23/2031) (a)	16,751,000	14,585,668
2.87% to 01/14/2032 then SOFR + 1.53%, 01/14/2033 (Callable 01/14/2032) (a)	12,060,000	10,376,571
6.26% to 12/07/2033 then SOFR + 2.30%, 12/07/2034 (Callable 12/07/2033) (a)	16,977,000	17,968,639
Manulife Financial Corp., 2.48%, 05/19/2027 (Callable 03/19/2027)	15,225,000	14,644,045
Maple Grove Funding Trust I, 4.16%, 08/15/2051 (Callable 02/15/2051) (a)	15,000,000	10,376,448
Marex Group PLC, 6.40%, 11/04/2029 (Callable 10/04/2029)	15,000,000	15,246,580
Marsh & McLennan Cos., Inc., 5.45%, 03/15/2053 (Callable 09/15/2052)	4,000,000	3,881,316
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 (a)	9,000,000	8,243,196
5.08% (3 mo. LIBOR US + 3.19%), 02/15/2069 (Callable 02/15/2049) (a)(c)	26,000,000	23,019,656
3.73%, 10/15/2070 (a)	19,253,000	12,717,394
4.90%, 04/01/2077 (a)	13,000,000	10,795,360
MBIA Insurance Corp., 15.82% (3 mo. Term SOFR + 11.52%), 01/15/2033 (Callable 01/15/2028) (a)(b)	700,000	25,375
MetLife, Inc., 4.88%, 11/13/2043	3,375,000	3,085,737
Metropolitan Life Global Funding I
2.95%, 04/09/2030 (a)	9,025,000	8,300,789
5.15%, 03/28/2033 (a)	12,656,000	12,691,536
Mitsubishi UFJ Financial Group, Inc.
1.54% to 07/20/2026 then 1 yr. CMT Rate + 0.75%, 07/20/2027 (Callable 07/20/2026)	24,400,000	23,476,349
5.48% to 02/22/2030 then 1 yr. CMT Rate + 1.53%, 02/22/2031 (Callable 02/22/2030)	3,000,000	3,085,019
Mizuho Financial Group, Inc.
1.23% to 05/22/2026 then 1 yr. CMT Rate + 0.67%, 05/22/2027 (Callable 05/22/2026)	10,000,000	9,624,252
3.17%, 09/11/2027	22,000,000	21,385,568
4.02%, 03/05/2028	2,650,000	2,616,713
5.78% to 07/06/2028 then 1 yr. CMT Rate + 1.65%, 07/06/2029 (Callable 07/06/2028)	14,719,000	15,193,634
1.98% to 09/08/2030 then 3 mo. Term SOFR + 1.53%, 09/08/2031 (Callable 09/08/2030)	7,250,000	6,233,384
Molina Healthcare, Inc., 6.25%, 01/15/2033 (Callable 01/15/2028) (a)	5,000,000	4,920,943
Morgan Stanley
3.59% (3 mo. LIBOR US + 134.00%), 07/22/2028 (Callable 07/22/2027) (c)	22,350,000	21,793,314
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	25,000,000	25,998,658
3.77% to 01/24/2028 then 3 mo. Term SOFR + 1.40%, 01/24/2029 (Callable 01/24/2028)	8,586,000	8,398,217
5.12% to 02/01/2028 then SOFR + 1.73%, 02/01/2029 (Callable 02/01/2028)	10,000,000	10,137,012
5.16% to 04/20/2028 then SOFR + 1.59%, 04/20/2029 (Callable 04/20/2028)	15,000,000	15,203,332
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	9,705,000	8,263,369
6.34% to 10/18/2032 then SOFR + 2.56%, 10/18/2033 (Callable 10/18/2032)	5,000,000	5,364,333
5.42% to 07/21/2033 then SOFR + 1.88%, 07/21/2034 (Callable 07/21/2033)	8,600,000	8,700,201
Morgan Stanley Bank NA, 5.50% to 05/26/2027 then SOFR + 0.87%, 05/26/2028 (Callable 05/26/2027)	17,000,000	17,313,772
Mutual of Omaha Cos. Global Funding, 4.75%, 10/15/2029 (a)	12,675,000	12,621,097
National Australia Bank Ltd.
2.33%, 08/21/2030 (a)	60,200,000	52,371,311
2.99%, 05/21/2031 (a)	24,495,000	21,599,410
6.43%, 01/12/2033 (a)	12,025,000	12,699,580
3.93% to 08/02/2029 then 5 yr. CMT Rate + 1.88%, 08/02/2034 (Callable 08/02/2029) (a)	5,000,000	4,741,067
5.90% to 01/14/2035 then 1 yr. CMT Rate + 1.30%, 01/14/2036 (Callable 01/14/2035) (a)	6,000,000	6,088,431
3.35% to 01/12/2032 then 5 yr. CMT Rate + 1.70%, 01/12/2037 (Callable 01/12/2032) (a)	14,000,000	12,276,318
National Bank of Canada
4.95% to 02/01/2027 then SOFR + 0.80%, 02/01/2028 (Callable 02/01/2027)	15,000,000	15,100,431
5.60%, 12/18/2028	20,000,000	20,616,472
4.50%, 10/10/2029	10,000,000	9,892,215
Nationwide Building Society
4.00%, 09/14/2026 (a)	63,394,000	62,607,461
6.56% to 10/18/2026 then SOFR + 1.91%, 10/18/2027 (Callable 10/18/2026) (a)	8,000,000	8,217,360
4.30% to 03/08/2028 then 3 mo. LIBOR US + 1.45%, 03/08/2029 (Callable 03/08/2028) (a)(c)	6,750,000	6,655,715
3.96% to 07/18/2029 then 3 mo. LIBOR US + 1.86%, 07/18/2030 (Callable 07/18/2029) (a)(c)	20,825,000	20,027,688
Nationwide Financial Services, Inc., 3.90%, 11/30/2049 (Callable 05/30/2049) (a)	17,500,000	13,234,791
Nationwide Mutual Insurance Co.
8.25%, 12/01/2031 (a)	7,000,000	8,060,777
7.88%, 04/01/2033 (a)	5,600,000	6,300,678
9.38%, 08/15/2039 (a)	23,409,000	30,720,956
NatWest Group PLC
1.64% to 06/14/2026 then 1 yr. CMT Rate + 0.90%, 06/14/2027 (Callable 06/14/2026)	11,725,000	11,312,216
4.89% to 05/18/2028 then 3 mo. LIBOR US + 1.75%, 05/18/2029 (Callable 05/18/2028) (c)	5,150,000	5,159,621
5.81% to 09/13/2028 then 1 yr. CMT Rate + 1.95%, 09/13/2029 (Callable 09/13/2028)	32,500,000	33,538,357
4.45% to 05/08/2029 then 3 mo. LIBOR US + 1.87%, 05/08/2030 (Callable 05/08/2029) (c)	11,000,000	10,784,119
4.96% to 08/15/2029 then 1 yr. CMT Rate + 1.22%, 08/15/2030 (Callable 08/15/2029)	22,500,000	22,519,902
5.78% to 03/01/2034 then 1 yr. CMT Rate + 1.50%, 03/01/2035 (Callable 03/01/2034)	8,700,000	8,873,781
NatWest Markets PLC, 5.42%, 05/17/2027 (a)	25,000,000	25,462,503
New York Life Global Funding, 5.00%, 06/06/2029 (a)	11,700,000	11,942,664
New York Life Insurance Co.
6.75%, 11/15/2039 (a)	25,105,000	28,442,000
4.45%, 05/15/2069 (Callable 11/15/2068) (a)	14,500,000	11,316,087
NLG Global Funding, 5.40%, 01/23/2030 (a)	9,800,000	9,979,474
NNN REIT, Inc., 5.50%, 06/15/2034 (Callable 03/15/2034)	5,700,000	5,729,274
Nomura Holdings, Inc.
5.59%, 07/02/2027	15,000,000	15,288,961
2.17%, 07/14/2028	30,000,000	27,694,501
2.71%, 01/22/2029	9,600,000	8,890,812
Old Republic International Corp.
5.75%, 03/28/2034 (Callable 12/28/2033)	10,000,000	10,235,800
3.85%, 06/11/2051 (Callable 12/11/2050)	12,550,000	8,936,203
Phillips Edison Grocery Center Operating Partnership I LP, 4.95%, 01/15/2035 (Callable 10/15/2034)	10,000,000	9,496,022
Pine Street Trust III, 6.22%, 05/15/2054 (Callable 11/15/2053) (a)	10,000,000	10,238,738
Pricoa Global Funding I
5.10%, 05/30/2028 (a)	4,700,000	4,796,921
4.65%, 08/27/2031 (a)	6,650,000	6,589,951
Principal Financial Group, Inc., 4.11%, 02/15/2028 (Callable 11/15/2027) (a)	9,000,000	8,844,650
Principal Life Global Funding II, 5.10%, 01/25/2029 (a)	10,000,000	10,159,915
Prologis LP, 5.25%, 06/15/2053 (Callable 12/15/2052)	6,600,000	6,266,546
Protective Life Corp., 4.30%, 09/30/2028 (Callable 06/30/2028) (a)	4,105,000	4,066,322
Protective Life Global Funding, 5.22%, 06/12/2029 (a)	15,850,000	16,174,995
Raymond James Financial, Inc., 4.95%, 07/15/2046	15,000,000	13,578,644
Realty Income Corp., 5.38%, 09/01/2054 (Callable 03/01/2054)	7,000,000	6,699,249
Regions Bank/Birmingham AL, 6.45%, 06/26/2037	3,864,000	3,988,949
Rexford Industrial Realty LP, 2.13%, 12/01/2030 (Callable 09/01/2030)	13,000,000	11,152,737
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 2.88%, 10/15/2026 (Callable 05/02/2025) (a)	10,000,000	9,584,381
Sammons Financial Group Global Funding
5.05%, 01/10/2028 (a)	16,500,000	16,694,545
5.10%, 12/10/2029 (a)	11,650,000	11,719,979
Sammons Financial Group, Inc., 3.35%, 04/16/2031 (Callable 01/16/2031) (a)	25,000,000	22,381,702
Santander Holdings USA, Inc.
3.45%, 06/02/2025 (Callable 05/02/2025)	10,000,000	9,973,788
5.35% to 09/06/2029 then SOFR + 1.94%, 09/06/2030 (Callable 09/06/2029)	4,500,000	4,481,360
6.34% to 05/31/2034 then SOFR + 2.14%, 05/31/2035 (Callable 05/31/2034)	15,000,000	15,346,611
Santander UK Group Holdings PLC
1.67% to 06/14/2026 then SOFR + 0.99%, 06/14/2027 (Callable 06/14/2026)	20,000,000	19,266,859
6.53% to 01/10/2028 then SOFR + 2.60%, 01/10/2029 (Callable 01/10/2028)	10,014,000	10,411,515
5.69% to 04/15/2030 then SOFR + 1.52%, 04/15/2031 (Callable 04/15/2030)	3,550,000	3,623,761
SMBC Aviation Capital Finance DAC
2.30%, 06/15/2028 (Callable 04/15/2028) (a)	8,435,000	7,811,054
5.70%, 07/25/2033 (Callable 04/25/2033) (a)	35,000,000	35,663,366
5.55%, 04/03/2034 (Callable 01/03/2034) (a)	57,037,000	57,215,130
Societe Generale SA
4.25%, 04/14/2025 (a)	30,420,000	30,405,236
4.25%, 08/19/2026 (a)	10,572,000	10,454,313
5.25%, 02/19/2027 (a)	18,000,000	18,134,976
2.80% to 01/19/2027 then 1 yr. CMT Rate + 1.30%, 01/19/2028 (Callable 01/19/2027) (a)	3,975,000	3,827,150
6.45% to 01/10/2028 then 1 yr. CMT Rate + 2.55%, 01/10/2029 (Callable 01/10/2028) (a)	14,275,000	14,800,785
5.50% to 04/13/2028 then 1 yr. CMT Rate + 1.20%, 04/13/2029 (Callable 04/13/2028) (a)	10,000,000	10,136,745
5.63% to 01/19/2029 then 1 yr. CMT Rate + 1.75%, 01/19/2030 (Callable 01/19/2029) (a)	7,475,000	7,604,527
2.89% to 06/09/2031 then 1 yr. CMT Rate + 1.30%, 06/09/2032 (Callable 06/09/2031) (a)	18,760,000	16,156,127
6.07% to 01/19/2034 then 1 yr. CMT Rate + 2.10%, 01/19/2035 (Callable 01/19/2034) (a)	4,000,000	4,061,876
3.63%, 03/01/2041 (a)	9,200,000	6,440,475
7.13% to 01/19/2054 then 1 yr. CMT Rate + 2.95%, 01/19/2055 (Callable 01/19/2054) (a)	13,000,000	12,928,716
Standard Chartered PLC
1.46% to 01/14/2026 then 1 yr. CMT Rate + 1.00%, 01/14/2027 (Callable 01/14/2026) (a)	15,000,000	14,625,000
2.61% to 01/12/2027 then 1 yr. CMT Rate + 1.18%, 01/12/2028 (Callable 01/12/2027) (a)	18,000,000	17,340,230
6.30% to 01/09/2028 then 1 yr. CMT Rate + 2.45%, 01/09/2029 (Callable 01/09/2028) (a)	4,000,000	4,144,340
5.55% to 01/21/2028 then 1 yr. CMT Rate + 1.05%, 01/21/2029 (Callable 01/21/2028) (a)	15,000,000	15,261,738
5.01% to 10/15/2029 then 1 yr. CMT Rate + 1.15%, 10/15/2030 (Callable 10/15/2029) (a)	30,000,000	29,949,948
2.68% to 06/29/2031 then 1 yr. CMT Rate + 1.20%, 06/29/2032 (Callable 06/29/2031) (a)	28,925,000	25,037,480
5.91% to 05/14/2034 then 1 yr. CMT Rate + 1.45%, 05/14/2035 (Callable 05/14/2034) (a)	42,750,000	43,790,547
6.23% to 01/21/2035 then 1 yr. CMT Rate + 1.43%, 01/21/2036 (Callable 01/21/2035) (a)	20,000,000	20,792,213
Stifel Financial Corp., 4.00%, 05/15/2030 (Callable 02/15/2030)	6,325,000	6,043,508
Sumitomo Mitsui Financial Group, Inc.
5.52%, 01/13/2028	30,000,000	30,798,924
5.80%, 07/13/2028	10,000,000	10,368,004
5.85%, 07/13/2030	23,375,000	24,490,669
1.71%, 01/12/2031	4,008,000	3,378,720
Svenska Handelsbanken AB
1.42% to 06/11/2026 then 1 yr. CMT Rate + 0.63%, 06/11/2027 (Callable 06/11/2026) (a)	10,000,000	9,636,398
5.50%, 06/15/2028 (a)	22,195,000	22,780,056
Swedbank AB
6.14%, 09/12/2026 (a)	18,000,000	18,417,713
5.41%, 03/14/2029 (a)	19,000,000	19,471,445
Synchrony Bank, 5.63%, 08/23/2027 (Callable 07/23/2027)	10,908,000	11,065,551
Synchrony Financial
3.95%, 12/01/2027 (Callable 09/01/2027)	43,000,000	41,927,209
5.15%, 03/19/2029 (Callable 12/19/2028)	35,000,000	34,837,332
5.45% to 03/06/2030 then SOFR + 1.68%, 03/06/2031 (Callable 03/06/2030)	14,525,000	14,420,907
2.88%, 10/28/2031 (Callable 07/28/2031)	26,173,000	22,134,275
7.25%, 02/02/2033 (Callable 11/02/2032)	12,000,000	12,352,799
Synovus Financial Corp., 6.17% to 11/01/2029 then SOFR + 2.35%, 11/01/2030 (Callable 11/01/2029)	15,000,000	15,189,744
Trinity Acquisition PLC
4.40%, 03/15/2026 (Callable 12/15/2025)	15,776,000	15,715,675
6.13%, 08/15/2043	23,630,000	23,503,614
Truist Financial Corp.
4.87% to 01/26/2028 then SOFR + 1.44%, 01/26/2029 (Callable 01/26/2028)	10,000,000	10,058,024
7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029 (Callable 10/30/2028)	8,000,000	8,614,279
Trustage Financial Group, Inc., 4.63%, 04/15/2032 (Callable 01/15/2032) (a)	3,000,000	2,809,978
UBS Group AG
2.19% to 06/05/2025 then SOFR + 2.04%, 06/05/2026 (Callable 06/05/2025) (a)	10,000,000	9,953,030
5.71% (1 yr. CMT Rate + 1.55%), 01/12/2027 (Callable 01/12/2026) (a)	30,000,000	30,234,687
1.31% to 02/02/2026 then SOFR + 0.98%, 02/02/2027 (Callable 02/02/2026) (a)	19,400,000	18,864,467
1.49% to 08/10/2026 then 1 yr. CMT Rate + 0.85%, 08/10/2027 (Callable 08/10/2026) (a)	10,000,000	9,580,709
4.28%, 01/09/2028 (Callable 01/09/2027) (a)	24,750,000	24,440,110
3.87% to 01/12/2028 then 3 mo. LIBOR US + 1.41%, 01/12/2029 (Callable 01/12/2028) (a)(c)	43,850,000	42,831,347
6.25% to 09/22/2028 then 1 yr. CMT Rate + 1.80%, 09/22/2029 (Callable 09/22/2028) (a)	5,000,000	5,225,955
4.19% to 04/01/2030 then SOFR + 3.73%, 04/01/2031 (Callable 04/01/2030) (a)	20,000,000	19,280,994
2.10% to 02/11/2031 then 1 yr. CMT Rate + 1.00%, 02/11/2032 (Callable 02/11/2031) (a)	21,550,000	18,297,321
3.09% to 05/14/2031 then SOFR + 1.73%, 05/14/2032 (Callable 05/14/2031) (a)	6,000,000	5,341,272
4.99% to 08/05/2032 then 1 yr. CMT Rate + 2.40%, 08/05/2033 (Callable 08/05/2032) (a)	3,000,000	2,946,608
UnitedHealth Group, Inc., 4.63%, 07/15/2035	12,175,000	11,798,655
US Bancorp, 4.65% to 02/01/2028 then SOFR + 1.23%, 02/01/2029 (Callable 02/01/2028)	3,684,000	3,686,247
Voya Financial, Inc., 5.00%, 09/20/2034 (Callable 06/20/2034)	8,500,000	8,177,939
Wells Fargo & Co.
5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028 (Callable 04/22/2027)	10,000,000	10,218,613
3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028 (Callable 05/22/2027)	22,095,000	21,632,676
4.81% to 07/25/2027 then SOFR + 1.98%, 07/25/2028 (Callable 07/25/2027)	5,500,000	5,517,649
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029 (Callable 07/25/2028)	22,955,000	23,579,125
6.30% to 10/23/2028 then SOFR + 1.79%, 10/23/2029 (Callable 10/23/2028)	12,800,000	13,459,759
3.35% to 03/02/2032 then SOFR + 1.50%, 03/02/2033 (Callable 03/02/2032)	5,000,000	4,486,110
5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034 (Callable 07/25/2033)	28,000,000	28,492,214
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035 (Callable 01/23/2034)	7,000,000	7,095,211
3.07% to 04/30/2040 then SOFR + 2.53%, 04/30/2041 (Callable 04/30/2040)	35,000,000	26,083,626
5.01% to 04/04/2050 then 3 mo. Term SOFR + 4.50%, 04/04/2051 (Callable 04/04/2050)	8,000,000	7,200,749
Westpac Banking Corp.
4.32% to 11/23/2026 then 5 yr. Mid Swap Rate USD + 2.24%, 11/23/2031 (Callable 11/23/2026)	10,000,000	9,914,875
5.41% to 08/10/2032 then 1 yr. CMT Rate + 2.68%, 08/10/2033 (Callable 08/10/2032)	3,000,000	2,987,956
6.82%, 11/17/2033	6,000,000	6,536,240
4.11% to 07/24/2029 then 5 yr. CMT Rate + 2.00%, 07/24/2034 (Callable 07/24/2029)	10,000,000	9,554,812
2.67% to 11/15/2030 then 5 yr. CMT Rate + 1.75%, 11/15/2035 (Callable 11/15/2030)	10,000,000	8,677,278
5.62% to 11/20/2034 then 1 yr. CMT Rate + 1.20%, 11/20/2035 (Callable 11/20/2034)	23,775,000	23,615,875
Willis North America, Inc.
2.95%, 09/15/2029 (Callable 06/15/2029)	10,600,000	9,785,689
5.35%, 05/15/2033 (Callable 02/15/2033)	6,000,000	6,048,282
5.05%, 09/15/2048 (Callable 03/15/2048)	15,000,000	13,261,171
5.90%, 03/05/2054 (Callable 09/05/2053)	5,000,000	4,926,095
WP Carey, Inc., 5.38%, 06/30/2034 (Callable 03/30/2034)	5,550,000	5,507,826
		7,217,438,990

Industrials - 23.3%
1011778 BC ULC / New Red Finance, Inc., 6.13%, 06/15/2029 (Callable 06/15/2026) (a)	5,000,000	5,031,565
180 Medical, Inc., 3.88%, 10/15/2029 (Callable 04/12/2025) (a)	500,000	466,610
AAR Escrow Issuer LLC, 6.75%, 03/15/2029 (Callable 03/15/2026) (a)	250,000	254,040
AbbVie, Inc.
4.30%, 05/14/2036 (Callable 11/14/2035)	3,825,000	3,574,729
4.05%, 11/21/2039 (Callable 05/21/2039)	11,250,000	9,865,688
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033 (Callable 03/15/2028) (a)	1,000,000	999,015
Acushnet Co., 7.38%, 10/15/2028 (Callable 10/15/2025) (a)	1,000,000	1,035,054
ADT Security Corp., 4.13%, 08/01/2029 (Callable 08/01/2028) (a)	2,250,000	2,112,458
Advance Auto Parts, Inc., 3.90%, 04/15/2030 (Callable 01/15/2030)	5,000,000	4,454,059
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030 (Callable 07/15/2025) (a)	1,500,000	1,506,528
Adventist Health System/West
2.95%, 03/01/2029 (Callable 12/01/2028)	7,250,000	6,693,132
3.63%, 03/01/2049 (Callable 09/01/2048)	8,900,000	6,026,557
Aker BP ASA
5.60%, 06/13/2028 (Callable 05/13/2028) (a)	7,000,000	7,149,226
3.10%, 07/15/2031 (Callable 04/15/2031) (a)	27,958,000	24,617,217
5.13%, 10/01/2034 (Callable 07/01/2034) (a)	27,125,000	25,885,596
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.25%, 03/15/2026 (Callable 05/02/2025) (a)	5,000,000	4,886,280
3.50%, 03/15/2029 (Callable 05/02/2025) (a)	1,500,000	1,380,461
6.25%, 03/15/2033 (Callable 03/15/2028) (a)	1,000,000	1,009,744
Alcon Finance Corp.
3.00%, 09/23/2029 (Callable 06/23/2029) (a)	6,110,000	5,679,712
2.60%, 05/27/2030 (Callable 02/27/2030) (a)	6,475,000	5,824,033
Alimentation Couche-Tard, Inc., 2.95%, 01/25/2030 (Callable 10/25/2029) (a)	6,500,000	5,972,749
Allegion PLC, 3.50%, 10/01/2029 (Callable 07/01/2029)	12,275,000	11,652,831
Alpek SAB de CV
4.25%, 09/18/2029 (Callable 06/18/2029) (a)	6,000,000	5,667,116
3.25%, 02/25/2031 (Callable 11/25/2030) (a)	10,000,000	8,645,841
Ambipar Lux Sarl
9.88%, 02/06/2031 (Callable 02/06/2027) (a)	500,000	494,686
10.88%, 02/05/2033 (Callable 02/05/2029) (a)	1,000,000	1,024,500
Amcor Group Finance PLC, 5.45%, 05/23/2029 (Callable 04/23/2029)	12,500,000	12,783,522
America Movil SAB de CV, 2.88%, 05/07/2030 (Callable 02/07/2030)	28,000,000	25,583,830
Amgen, Inc.
3.15%, 02/21/2040 (Callable 08/21/2039)	5,000,000	3,820,814
4.40%, 05/01/2045 (Callable 11/01/2044)	8,000,000	6,766,628
5.65%, 03/02/2053 (Callable 09/02/2052)	21,700,000	21,286,145
Amsted Industries, Inc., 6.38%, 03/15/2033 (Callable 03/15/2028) (a)	1,000,000	994,695
Anglo American Capital PLC
4.75%, 04/10/2027 (a)	12,033,000	12,038,140
4.50%, 03/15/2028 (Callable 12/15/2027) (a)	11,000,000	10,944,836
5.63%, 04/01/2030 (Callable 01/01/2030) (a)	3,000,000	3,084,511
2.63%, 09/10/2030 (Callable 06/10/2030) (a)	16,025,000	14,231,655
5.50%, 05/02/2033 (Callable 02/02/2033) (a)	12,450,000	12,511,986
5.75%, 04/05/2034 (Callable 01/05/2034) (a)	15,000,000	15,211,871
3.95%, 09/10/2050 (Callable 03/10/2050) (a)	10,000,000	7,423,046
6.00%, 04/05/2054 (Callable 10/05/2053) (a)	5,000,000	4,957,773
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/2046 (Callable 08/01/2045)	56,166,000	51,789,827
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/2029 (Callable 10/23/2028)	5,000,000	5,050,144
5.45%, 01/23/2039 (Callable 07/23/2038)	9,975,000	10,130,510
Antero Midstream Partners LP / Antero Midstream Finance Corp., 6.63%, 02/01/2032 (Callable 02/01/2027) (a)	3,000,000	3,050,063
Antofagasta PLC
2.38%, 10/14/2030 (Callable 07/14/2030) (a)	6,000,000	5,167,664
6.25%, 05/02/2034 (Callable 02/02/2034) (a)	16,719,000	17,277,481
AP Moller - Maersk AS, 4.50%, 06/20/2029 (Callable 03/20/2029) (a)	20,575,000	20,470,586
AptarGroup, Inc., 3.60%, 03/15/2032 (Callable 12/15/2031)	7,500,000	6,828,456
Aramark Services, Inc., 5.00%, 02/01/2028 (Callable 05/02/2025) (a)	1,000,000	981,784
ArcelorMittal SA
4.55%, 03/11/2026	30,930,000	30,874,165
4.25%, 07/16/2029	15,000,000	14,645,932
6.80%, 11/29/2032 (Callable 08/29/2032)	28,467,000	30,640,107
6.00%, 06/17/2034 (Callable 03/17/2034)	4,500,000	4,605,548
7.00%, 10/15/2039 (d)	11,096,000	12,106,632
6.35%, 06/17/2054 (Callable 12/17/2053)	25,900,000	25,731,112
Arcos Dorados BV, 6.38%, 01/29/2032 (Callable 11/29/2031) (a)	12,000,000	12,252,000
Arcosa, Inc.
4.38%, 04/15/2029 (Callable 04/17/2025) (a)	3,000,000	2,811,487
6.88%, 08/15/2032 (Callable 08/15/2027) (a)	1,000,000	1,013,814
Ashtead Capital, Inc.
4.00%, 05/01/2028 (Callable 04/12/2025) (a)	9,000,000	8,734,672
4.25%, 11/01/2029 (Callable 04/12/2025) (a)	4,100,000	3,947,272
2.45%, 08/12/2031 (Callable 05/12/2031) (a)	23,840,000	20,259,461
5.50%, 08/11/2032 (Callable 05/11/2032) (a)	6,450,000	6,426,141
5.55%, 05/30/2033 (Callable 02/28/2033) (a)	5,000,000	4,960,059
5.95%, 10/15/2033 (Callable 07/15/2033) (a)	9,000,000	9,130,495
5.80%, 04/15/2034 (Callable 01/15/2034) (a)	6,700,000	6,739,528
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust, 6.09%, 12/15/2044 (a)	32,900,000	33,528,110
AT&T, Inc.
4.30%, 02/15/2030 (Callable 11/15/2029)	10,980,000	10,810,063
2.55%, 12/01/2033 (Callable 09/01/2033)	14,329,000	11,747,698
4.65%, 06/01/2044 (Callable 12/01/2043)	9,700,000	8,364,910
3.55%, 09/15/2055 (Callable 03/15/2055)	40,029,000	27,127,855
3.80%, 12/01/2057 (Callable 06/01/2057)	25,315,000	17,771,620
3.65%, 09/15/2059 (Callable 03/15/2059)	31,734,000	21,402,424
Avery Dennison Corp., 2.65%, 04/30/2030 (Callable 02/01/2030)	10,175,000	9,220,447
Ball Corp.
6.88%, 03/15/2028 (Callable 04/17/2025)	2,000,000	2,045,134
6.00%, 06/15/2029 (Callable 05/15/2026)	5,000,000	5,059,270
2.88%, 08/15/2030 (Callable 05/15/2030)	5,000,000	4,358,089
3.13%, 09/15/2031 (Callable 06/15/2031)	11,000,000	9,534,551
Bayer US Finance II LLC
4.25%, 12/15/2025 (Callable 10/15/2025) (a)	25,000,000	24,888,233
4.63%, 06/25/2038 (Callable 12/25/2037) (a)	12,000,000	10,359,898
4.40%, 07/15/2044 (Callable 01/15/2044) (a)	5,125,000	3,904,182
Beacon Roofing Supply, Inc., 6.50%, 08/01/2030 (Callable 08/01/2026) (a)	3,000,000	3,155,856
Becton Dickinson & Co., 4.88%, 05/15/2044 (Callable 11/15/2043)	5,455,000	4,769,723
Bell Telephone Co. of Canada or Bell Canada, 5.10%, 05/11/2033 (Callable 02/11/2033)	7,000,000	6,908,938
Berry Global, Inc.
4.88%, 07/15/2026 (Callable 05/02/2025) (a)	13,027,000	13,002,840
5.63%, 07/15/2027 (Callable 05/02/2025) (a)	11,558,000	11,543,948
5.80%, 06/15/2031 (Callable 04/15/2031)	25,775,000	26,779,298
5.65%, 01/15/2034 (Callable 10/15/2033)	15,225,000	15,446,637
Bimbo Bakeries USA, Inc., 4.00%, 05/17/2051 (Callable 11/17/2050) (a)	5,000,000	3,746,589
Boardwalk Pipelines LP
5.95%, 06/01/2026 (Callable 03/01/2026)	26,406,000	26,684,624
4.80%, 05/03/2029 (Callable 02/03/2029)	28,916,000	28,935,465
3.60%, 09/01/2032 (Callable 06/01/2032)	15,000,000	13,394,079
Boeing Co.
2.20%, 02/04/2026 (Callable 04/12/2025)	25,550,000	24,998,152
5.15%, 05/01/2030 (Callable 02/01/2030)	26,000,000	26,161,251
Bon Secours Mercy Health, Inc., 3.46%, 06/01/2030 (Callable 12/01/2029)	16,330,000	15,520,641
Boost Newco Borrower LLC, 7.50%, 01/15/2031 (Callable 01/15/2027) (a)	1,000,000	1,040,936
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028 (Callable 05/02/2025) (a)	1,000,000	949,296
4.00%, 07/01/2029 (Callable 04/12/2025) (a)	500,000	470,162
Boral Finance Pty Ltd., 3.75%, 05/01/2028 (Callable 02/01/2028) (a)	1,440,000	1,381,829
BorgWarner, Inc., 4.95%, 08/15/2029 (Callable 07/15/2029)	4,800,000	4,806,652
BP Capital Markets America, Inc., 4.81%, 02/13/2033 (Callable 11/13/2032)	4,575,000	4,498,398
Braskem Netherlands Finance BV
8.50%, 01/12/2031 (Callable 11/12/2030) (a)	10,000,000	10,058,540
8.00%, 10/15/2034 (Callable 07/15/2034) (a)	2,000,000	1,914,900
Bristol-Myers Squibb Co., 3.70%, 03/15/2052 (Callable 09/15/2051)	6,425,000	4,740,257
British Telecommunications PLC, 9.63%, 12/15/2030 (d)	54,955,000	67,095,378
Broadcom, Inc.
4.00%, 04/15/2029 (Callable 02/15/2029) (a)	4,000,000	3,904,147
5.00%, 04/15/2030 (Callable 01/15/2030)	9,000,000	9,112,833
4.15%, 11/15/2030 (Callable 08/15/2030)	16,000,000	15,485,324
2.45%, 02/15/2031 (Callable 11/15/2030) (a)	7,250,000	6,378,745
5.15%, 11/15/2031 (Callable 09/15/2031)	14,250,000	14,451,369
4.15%, 04/15/2032 (Callable 01/15/2032) (a)	12,000,000	11,382,252
3.47%, 04/15/2034 (Callable 01/15/2034) (a)	10,000,000	8,802,548
3.14%, 11/15/2035 (Callable 08/15/2035) (a)	13,250,000	10,982,319
3.50%, 02/15/2041 (Callable 08/15/2040) (a)	16,000,000	12,528,919
Bunge Ltd. Finance Corp.
3.25%, 08/15/2026 (Callable 05/15/2026)	6,613,000	6,499,466
3.75%, 09/25/2027 (Callable 06/25/2027)	23,800,000	23,399,241
Burlington Northern Santa Fe LLC, 4.15%, 04/01/2045 (Callable 10/01/2044)	3,100,000	2,579,830
Burlington Resources LLC, 5.95%, 10/15/2036	845,000	897,994
Cameron LNG LLC, 3.70%, 01/15/2039 (Callable 07/15/2038) (a)	15,000,000	12,524,835
Canadian Pacific Railway Co.
4.70%, 05/01/2048 (Callable 11/01/2047)	12,000,000	10,532,076
3.50%, 05/01/2050 (Callable 11/01/2049)	13,000,000	9,174,160
Canpack SA / Canpack US LLC, 3.88%, 11/15/2029 (Callable 05/02/2025) (a)	15,000,000	13,592,975
Carlisle Cos., Inc.
3.75%, 12/01/2027 (Callable 09/01/2027)	4,600,000	4,496,887
2.75%, 03/01/2030 (Callable 12/01/2029)	21,832,000	19,814,627
Carnival Corp., 4.00%, 08/01/2028 (Callable 05/01/2028) (a)	22,000,000	21,047,400
Carrier Global Corp.
2.49%, 02/15/2027 (Callable 12/15/2026)	12,845,000	12,404,973
2.70%, 02/15/2031 (Callable 11/15/2030)	14,700,000	13,101,195
CBRE Services, Inc., 5.95%, 08/15/2034 (Callable 05/15/2034)	5,000,000	5,227,704
CCL Industries, Inc., 3.05%, 06/01/2030 (Callable 03/01/2030) (a)	19,725,000	17,951,307
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, 03/01/2030 (Callable 05/02/2025) (a)	15,000,000	13,911,623
4.50%, 08/15/2030 (Callable 05/02/2025) (a)	10,000,000	9,103,071
CDW LLC / CDW Finance Corp.
5.10%, 03/01/2030 (Callable 02/01/2030)	9,040,000	9,024,440
3.57%, 12/01/2031 (Callable 09/01/2031)	15,000,000	13,555,451
5.55%, 08/22/2034 (Callable 05/22/2034)	18,100,000	17,888,585
Celanese US Holdings LLC, 6.58%, 07/15/2029 (Callable 05/15/2029) (d)	14,876,000	15,358,252
Cellnex Finance Co. SA, 3.88%, 07/07/2041 (Callable 04/07/2041) (a)	28,000,000	21,870,506
CF Industries, Inc., 5.38%, 03/15/2044	10,922,000	9,996,921
Charles River Laboratories International, Inc., 4.00%, 03/15/2031 (Callable 03/15/2026) (a)	3,000,000	2,684,794
Charter Communications Operating LLC
3.75%, 02/15/2028 (Callable 11/15/2027)	5,000,000	4,846,281
6.38%, 10/23/2035 (Callable 04/23/2035)	61,962,000	62,793,098
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025 (Callable 05/02/2025)	7,732,000	7,730,114
6.55%, 06/01/2034 (Callable 03/01/2034)	10,000,000	10,286,735
5.38%, 04/01/2038 (Callable 10/01/2037)	6,000,000	5,408,976
3.70%, 04/01/2051 (Callable 10/01/2050)	6,700,000	4,225,169
3.85%, 04/01/2061 (Callable 10/01/2060)	12,075,000	7,333,870
4.40%, 12/01/2061 (Callable 06/01/2061)	10,000,000	6,640,234
Cheniere Energy Partners LP
3.25%, 01/31/2032 (Callable 01/31/2027)	3,500,000	3,080,144
5.95%, 06/30/2033 (Callable 12/30/2032)	13,000,000	13,351,389
5.75%, 08/15/2034 (Callable 02/15/2034)	6,000,000	6,084,940
Choice Hotels International, Inc., 5.85%, 08/01/2034 (Callable 05/01/2034)	7,000,000	7,014,673
Cia Cervecerias Unidas SA, 3.35%, 01/19/2032 (Callable 10/19/2031) (a)	20,000,000	17,512,296
Cia de Minas Buenaventura SAA, 6.80%, 02/04/2032 (Callable 01/04/2028) (a)	4,000,000	4,052,000
Cigna Group
2.40%, 03/15/2030 (Callable 12/15/2029)	8,559,000	7,672,070
4.80%, 08/15/2038 (Callable 02/15/2038)	7,600,000	7,101,463
CIMIC Finance USA Pty Ltd., 7.00%, 03/25/2034 (Callable 12/25/2033) (a)	10,000,000	10,640,242
Clean Harbors, Inc.
5.13%, 07/15/2029 (Callable 05/02/2025) (a)	100,000	97,528
6.38%, 02/01/2031 (Callable 02/01/2026) (a)	1,000,000	1,010,697
CNH Industrial Capital LLC
1.88%, 01/15/2026 (Callable 12/15/2025)	14,250,000	13,945,653
4.75%, 03/21/2028 (Callable 02/21/2028)	10,000,000	10,016,072
CNH Industrial NV, 3.85%, 11/15/2027 (Callable 08/15/2027)	26,114,000	25,655,488
Columbia Pipeline Group, Inc., 5.80%, 06/01/2045 (Callable 12/01/2044)	4,733,000	4,628,769
Columbia Pipelines Operating Co. LLC
6.50%, 08/15/2043 (Callable 02/15/2043) (a)	5,000,000	5,203,935
6.54%, 11/15/2053 (Callable 05/15/2053) (a)	3,400,000	3,568,374
Comcast Corp.
4.25%, 01/15/2033	6,500,000	6,179,603
4.40%, 08/15/2035 (Callable 02/15/2035)	13,575,000	12,748,459
3.20%, 07/15/2036 (Callable 01/15/2036)	15,000,000	12,399,212
5.35%, 05/15/2053 (Callable 11/15/2052)	8,000,000	7,462,545
2.94%, 11/01/2056 (Callable 05/01/2056)	2,622,000	1,540,556
2.99%, 11/01/2063 (Callable 05/01/2063)	10,984,000	6,244,675
CommonSpirit Health, 2.78%, 10/01/2030 (Callable 04/01/2030)	20,400,000	18,344,740
Conagra Brands, Inc., 5.30%, 11/01/2038 (Callable 05/01/2038)	6,625,000	6,303,878
Concentrix Corp., 6.60%, 08/02/2028 (Callable 07/02/2028)	69,277,000	72,307,170
Corning, Inc., 4.38%, 11/15/2057 (Callable 05/15/2057)	10,000,000	7,954,459
Cox Communications, Inc.
5.45%, 09/01/2034 (Callable 06/01/2034) (a)	10,000,000	9,767,712
4.80%, 02/01/2035 (Callable 08/01/2034) (a)	13,047,000	12,076,766
4.70%, 12/15/2042 (a)	1,670,000	1,361,780
3.60%, 06/15/2051 (Callable 12/15/2050) (a)	22,900,000	14,928,014
Crown Castle, Inc.
5.60%, 06/01/2029 (Callable 05/01/2029)	21,800,000	22,277,825
5.10%, 05/01/2033 (Callable 02/01/2033)	5,000,000	4,887,145
CSN Resources SA, 8.88%, 12/05/2030 (Callable 12/05/2026) (a)	15,000,000	14,790,659
CSX Corp.
6.22%, 04/30/2040	475,000	511,822
4.65%, 03/01/2068 (Callable 09/01/2067)	9,000,000	7,481,198
CVS Health Corp.
3.25%, 08/15/2029 (Callable 05/15/2029)	11,800,000	11,018,498
5.30%, 06/01/2033 (Callable 03/01/2033)	4,225,000	4,183,895
4.78%, 03/25/2038 (Callable 09/25/2037)	45,075,000	40,443,546
5.05%, 03/25/2048 (Callable 09/25/2047)	32,600,000	27,819,026
5.88%, 06/01/2053 (Callable 12/01/2052)	6,000,000	5,664,132
6.05%, 06/01/2054 (Callable 12/01/2053)	11,000,000	10,672,531
CVS Pass-Through Trust, 7.51%, 01/10/2032 (a)	17,496,487	18,646,159
Darling Ingredients, Inc., 6.00%, 06/15/2030 (Callable 06/15/2025) (a)	1,500,000	1,490,909
DCP Midstream Operating LP
5.63%, 07/15/2027 (Callable 04/15/2027)	17,000,000	17,284,303
5.13%, 05/15/2029 (Callable 02/15/2029)	18,264,000	18,385,419
3.25%, 02/15/2032 (Callable 08/15/2031)	10,000,000	8,740,737
Dell International LLC / EMC Corp.
4.90%, 10/01/2026 (Callable 08/01/2026)	8,395,000	8,427,565
5.30%, 10/01/2029 (Callable 07/01/2029)	5,300,000	5,396,329
3.45%, 12/15/2051 (Callable 06/15/2051)	7,227,000	4,884,182
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030 (Callable 03/01/2030)	53,520,000	48,016,916
Deutsche Telekom International Finance BV, 8.75%, 06/15/2030 (d)	28,015,000	32,876,784
Diamondback Energy, Inc.
5.40%, 04/18/2034 (Callable 01/18/2034)	7,000,000	6,988,364
5.55%, 04/01/2035 (Callable 01/01/2035)	7,175,000	7,203,171
Dignity Health, 5.27%, 11/01/2064	7,625,000	6,841,855
DuPont de Nemours, Inc., 5.32%, 11/15/2038 (Callable 05/15/2038)	10,492,000	10,819,346
DXC Technology Co.
1.80%, 09/15/2026 (Callable 08/15/2026)	21,000,000	20,104,507
2.38%, 09/15/2028 (Callable 07/15/2028)	60,000,000	54,758,098
Eagle Materials, Inc., 2.50%, 07/01/2031 (Callable 04/01/2031)	15,000,000	13,097,118
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054 (Callable 04/15/2054)	5,500,000	5,309,864
Eaton Corp., 4.00%, 11/02/2032	3,660,000	3,473,329
Edwards Lifesciences Corp., 4.30%, 06/15/2028 (Callable 03/15/2028)	12,111,000	11,959,574
Element Fleet Management Corp.
6.27%, 06/26/2026 (Callable 05/26/2026) (a)	15,600,000	15,880,926
6.32%, 12/04/2028 (Callable 11/04/2028) (a)	50,400,000	52,998,010
5.04%, 03/25/2030 (Callable 02/25/2030) (a)	9,275,000	9,277,064
Embraer Netherlands Finance BV, 5.98%, 02/11/2035 (Callable 11/11/2034)	8,000,000	8,140,800
Enbridge Energy Partners LP
7.50%, 04/15/2038	4,500,000	5,173,338
7.38%, 10/15/2045 (Callable 04/15/2045)	23,298,000	26,698,005
Energy Transfer LP
4.20%, 04/15/2027 (Callable 01/15/2027)	8,650,000	8,576,912
5.63%, 05/01/2027 (Callable 04/17/2025) (a)	9,107,000	9,097,679
5.50%, 06/01/2027 (Callable 03/01/2027)	4,653,000	4,723,781
4.00%, 10/01/2027 (Callable 07/01/2027)	15,000,000	14,772,756
4.95%, 05/15/2028 (Callable 02/15/2028)	1,620,000	1,631,209
4.95%, 06/15/2028 (Callable 03/15/2028)	4,693,000	4,724,387
6.00%, 02/01/2029 (Callable 05/02/2025) (a)	8,900,000	9,049,433
5.25%, 04/15/2029 (Callable 01/15/2029)	18,925,000	19,146,652
4.15%, 09/15/2029 (Callable 06/15/2029)	16,585,000	16,146,447
7.38%, 02/01/2031 (Callable 02/01/2026) (a)	12,297,000	12,910,940
5.70%, 04/01/2035 (Callable 01/01/2035)	10,000,000	10,073,969
6.63%, 10/15/2036	3,575,000	3,843,023
6.50%, 02/01/2042 (Callable 08/01/2041)	18,727,000	19,350,747
6.10%, 02/15/2042	1,000,000	998,213
5.95%, 10/01/2043 (Callable 04/01/2043)	2,702,000	2,629,182
5.15%, 03/15/2045 (Callable 09/15/2044)	5,000,000	4,375,653
6.00%, 06/15/2048 (Callable 12/15/2047)	5,000,000	4,841,850
6.20%, 04/01/2055 (Callable 10/01/2054)	12,550,000	12,443,535
Eni SpA
4.25%, 05/09/2029 (Callable 02/09/2029) (a)	18,250,000	18,004,418
5.50%, 05/15/2034 (Callable 02/15/2034) (a)	6,100,000	6,149,080
5.95%, 05/15/2054 (Callable 11/15/2053) (a)	6,000,000	5,868,112
Enterprise Products Operating LLC, 3.95%, 01/31/2060 (Callable 07/31/2059)	14,475,000	10,575,074
EQM Midstream Partners LP
6.38%, 04/01/2029 (Callable 04/01/2026) (a)	7,000,000	7,161,834
7.50%, 06/01/2030 (Callable 12/01/2029) (a)	1,241,000	1,339,579
4.75%, 01/15/2031 (Callable 07/15/2030) (a)	17,900,000	17,216,460
EQT Corp.
7.00%, 02/01/2030 (Callable 11/01/2029) (d)	28,813,000	31,069,417
3.63%, 05/15/2031 (Callable 05/15/2030) (a)	100,000	91,342
Equifax, Inc., 5.10%, 06/01/2028 (Callable 05/01/2028)	15,000,000	15,195,907
Equinix, Inc., 3.20%, 11/18/2029 (Callable 08/18/2029)	15,000,000	14,031,968
EquipmentShare.com, Inc., 8.63%, 05/15/2032 (Callable 05/15/2027) (a)	500,000	515,385
FedEx Corp.
3.90%, 02/01/2035 (a)	7,000,000	6,198,324
4.95%, 10/17/2048 (Callable 04/17/2048) (a)	13,500,000	11,536,863
Ferguson Enterprises, Inc., 5.00%, 10/03/2034 (Callable 07/03/2034)	8,000,000	7,786,700
Ferguson Finance PLC, 4.50%, 10/24/2028 (Callable 07/24/2028) (a)	37,052,000	36,798,381
Fibercop SpA, 7.20%, 07/18/2036 (Callable 04/18/2036) (a)	2,378,000	2,289,919
Fiserv, Inc.
3.50%, 07/01/2029 (Callable 04/01/2029)	8,810,000	8,378,335
5.63%, 08/21/2033 (Callable 05/21/2033)	10,000,000	10,294,935
5.15%, 08/12/2034 (Callable 05/12/2034)	26,800,000	26,581,471
4.40%, 07/01/2049 (Callable 01/01/2049)	12,500,000	10,301,087
Flex Intermediate Holdco LLC, 3.36%, 06/30/2031 (Callable 12/30/2030) (a)	30,000,000	26,397,789
Flex Ltd.
3.75%, 02/01/2026 (Callable 01/01/2026)	28,300,000	28,049,446
6.00%, 01/15/2028 (Callable 12/15/2027)	10,000,000	10,277,895
4.88%, 05/12/2030 (Callable 02/12/2030)	17,550,000	17,405,551
5.25%, 01/15/2032 (Callable 11/15/2031)	32,269,000	32,062,604
Flowserve Corp.
3.50%, 10/01/2030 (Callable 07/01/2030)	7,075,000	6,521,361
2.80%, 01/15/2032 (Callable 10/15/2031)	5,000,000	4,276,686
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/2031 (Callable 01/01/2031) (a)	1,000,000	903,013
6.13%, 04/15/2032 (Callable 01/15/2032) (a)	10,000,000	9,862,610
Ford Motor Credit Co. LLC
3.38%, 11/13/2025 (Callable 10/13/2025)	30,000,000	29,641,870
2.70%, 08/10/2026 (Callable 07/10/2026)	15,000,000	14,464,908
5.80%, 03/05/2027 (Callable 02/05/2027)	9,000,000	9,038,951
5.92%, 03/20/2028 (Callable 02/20/2028)	15,600,000	15,669,688
5.80%, 03/08/2029 (Callable 02/08/2029)	18,000,000	17,823,688
Fortune Brands Innovations, Inc.
3.25%, 09/15/2029 (Callable 06/15/2029)	14,000,000	13,101,346
5.88%, 06/01/2033 (Callable 03/01/2033)	16,000,000	16,620,859
Foundry JV Holdco LLC
6.15%, 01/25/2032 (Callable 11/25/2031) (a)	10,000,000	10,396,158
6.25%, 01/25/2035 (Callable 10/25/2034) (a)	21,774,000	22,613,318
Freeport-McMoRan, Inc.
5.00%, 09/01/2027 (Callable 05/02/2025)	12,000,000	11,999,760
4.13%, 03/01/2028 (Callable 05/02/2025)	11,550,000	11,346,088
4.38%, 08/01/2028 (Callable 05/02/2025)	6,545,000	6,463,738
5.25%, 09/01/2029 (Callable 05/02/2025)	14,415,000	14,542,140
4.25%, 03/01/2030 (Callable 05/02/2025)	29,799,000	28,707,656
4.63%, 08/01/2030 (Callable 08/01/2025)	3,000,000	2,930,763
Fresenius Medical Care US Finance III, Inc.
3.75%, 06/15/2029 (Callable 03/15/2029) (a)	43,130,000	41,131,011
2.38%, 02/16/2031 (Callable 11/16/2030) (a)	41,700,000	35,253,097
3.00%, 12/01/2031 (Callable 09/01/2031) (a)	13,625,000	11,714,047
General Motors Co., 6.13%, 10/01/2025 (Callable 09/01/2025)	10,350,000	10,402,298
General Motors Financial Co., Inc.
1.25%, 01/08/2026 (Callable 12/08/2025)	18,125,000	17,632,478
5.40%, 04/06/2026	10,000,000	10,041,773
2.35%, 02/26/2027 (Callable 01/26/2027)	10,900,000	10,401,481
5.05%, 04/04/2028	12,500,000	12,512,905
5.80%, 06/23/2028 (Callable 05/23/2028)	10,000,000	10,213,562
5.80%, 01/07/2029 (Callable 12/07/2028)	15,000,000	15,278,959
5.55%, 07/15/2029 (Callable 06/15/2029)	14,000,000	14,109,584
4.90%, 10/06/2029 (Callable 09/06/2029)	8,000,000	7,869,346
Genesee & Wyoming, Inc., 6.25%, 04/15/2032 (Callable 04/15/2027) (a)	4,000,000	3,996,857
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/2026 (Callable 03/10/2026)	29,775,000	28,850,005
6.00%, 06/04/2029 (Callable 05/04/2029)	36,925,000	38,246,470
Genuine Parts Co., 4.95%, 08/15/2029 (Callable 07/15/2029)	9,150,000	9,179,018
GFL Environmental, Inc., 6.75%, 01/15/2031 (Callable 01/15/2027) (a)	3,000,000	3,092,437
Glencore Finance (Canada) Ltd., 6.00%, 11/15/2041 (a)	9,400,000	9,495,571
Glencore Finance Canada Ltd., 5.55%, 10/25/2042 (a)(d)	3,543,000	3,351,636
Glencore Funding LLC
4.00%, 03/27/2027 (Callable 12/27/2026) (a)	17,000,000	16,767,942
4.88%, 03/12/2029 (Callable 12/12/2028) (a)	18,000,000	17,986,636
2.50%, 09/01/2030 (Callable 06/01/2030) (a)	5,615,000	4,941,148
5.70%, 05/08/2033 (Callable 02/08/2033) (a)	12,500,000	12,778,399
6.50%, 10/06/2033 (Callable 07/06/2033) (a)	10,000,000	10,708,905
5.67%, 04/01/2035 (Callable 01/01/2035) (a)	10,000,000	10,034,023
3.88%, 04/27/2051 (Callable 10/27/2050) (a)	7,500,000	5,398,357
3.38%, 09/23/2051 (Callable 03/23/2051) (a)	4,000,000	2,621,429
5.89%, 04/04/2054 (Callable 10/04/2053) (a)	6,775,000	6,599,764
Global Payments, Inc.
4.80%, 04/01/2026 (Callable 01/01/2026)	10,035,000	10,037,519
2.90%, 05/15/2030 (Callable 02/15/2030)	5,000,000	4,533,100
Goat Holdco LLC, 6.75%, 02/01/2032 (Callable 02/01/2028) (a)	1,000,000	978,740
Graphic Packaging International LLC
3.50%, 03/15/2028 (Callable 09/15/2027) (a)	5,000,000	4,704,916
3.50%, 03/01/2029 (Callable 09/01/2028) (a)	5,000,000	4,611,541
Gray Oak Pipeline LLC, 2.60%, 10/15/2025 (Callable 09/15/2025) (a)	15,000,000	14,782,322
Gruma SAB de CV
5.39%, 12/09/2034 (Callable 10/09/2034) (a)	10,000,000	9,975,000
5.76%, 12/09/2054 (Callable 06/09/2054) (a)	6,150,000	5,892,662
Grupo Bimbo SAB de CV
4.88%, 06/27/2044 (a)	9,575,000	8,491,644
4.70%, 11/10/2047 (Callable 05/10/2047) (a)	25,671,000	21,705,511
4.00%, 09/06/2049 (a)	19,500,000	14,589,611
Gulfstream Natural Gas System LLC, 4.60%, 09/15/2025 (Callable 06/15/2025) (a)	10,000,000	9,969,945
GYP Holdings III Corp., 4.63%, 05/01/2029 (Callable 05/02/2025) (a)	2,500,000	2,338,835
Harbour Energy PLC, 6.33%, 04/01/2035 (Callable 01/01/2035) (a)	10,000,000	9,955,616
HB Fuller Co., 4.00%, 02/15/2027 (Callable 11/15/2026)	6,725,000	6,505,784
HCA, Inc.
5.38%, 09/01/2026 (Callable 03/01/2026)	1,000,000	1,005,496
4.50%, 02/15/2027 (Callable 08/15/2026)	16,500,000	16,443,170
5.20%, 06/01/2028 (Callable 05/01/2028)	10,000,000	10,123,205
5.88%, 02/01/2029 (Callable 08/01/2028)	8,500,000	8,758,683
3.50%, 09/01/2030 (Callable 03/01/2030)	5,000,000	4,636,811
5.50%, 03/01/2032 (Callable 01/01/2032)	8,000,000	8,077,670
5.45%, 09/15/2034 (Callable 06/15/2034)	9,000,000	8,921,857
5.75%, 03/01/2035 (Callable 12/01/2034)	6,250,000	6,306,255
4.38%, 03/15/2042 (Callable 09/15/2041)	3,900,000	3,217,352
4.63%, 03/15/2052 (Callable 09/15/2051)	12,475,000	9,931,527
6.00%, 04/01/2054 (Callable 10/01/2053)	11,000,000	10,642,787
6.20%, 03/01/2055 (Callable 09/01/2054)	4,000,000	3,971,426
Helmerich & Payne, Inc., 4.85%, 12/01/2029 (Callable 11/01/2029) (a)	11,500,000	11,170,605
Herc Holdings, Inc., 6.63%, 06/15/2029 (Callable 06/15/2026) (a)	15,000,000	15,048,195
Hess Midstream Operations LP, 5.88%, 03/01/2028 (Callable 03/01/2026) (a)	5,000,000	5,022,585
Hewlett Packard Enterprise Co.
4.85%, 10/15/2031 (Callable 08/15/2031)	10,000,000	9,896,649
5.60%, 10/15/2054 (Callable 04/15/2054)	32,000,000	30,445,595
Hexcel Corp., 4.20%, 02/15/2027 (Callable 11/15/2026) (d)	19,000,000	18,768,663
HF Sinclair Corp.
6.38%, 04/15/2027 (Callable 04/12/2025)	6,401,000	6,484,364
5.00%, 02/01/2028 (Callable 04/12/2025)	22,900,000	22,813,375
4.50%, 10/01/2030 (Callable 07/01/2030)	14,157,000	13,565,794
5.75%, 01/15/2031 (Callable 10/15/2030)	8,800,000	8,911,717
Hilton Domestic Operating Co., Inc., 5.88%, 03/15/2033 (Callable 03/15/2028) (a)	3,000,000	2,970,414
Holcim Finance US LLC, 3.50%, 09/22/2026 (Callable 06/22/2026) (a)	12,565,000	12,355,261
Hologic, Inc., 3.25%, 02/15/2029 (Callable 04/17/2025) (a)	21,238,000	19,591,282
HP, Inc., 3.00%, 06/17/2027 (Callable 04/17/2027)	25,000,000	24,165,881
Hubbell, Inc., 3.50%, 02/15/2028 (Callable 11/15/2027)	12,000,000	11,649,701
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028 (Callable 06/16/2028)	12,000,000	10,948,551
Huntsman International LLC
2.95%, 06/15/2031 (Callable 03/15/2031)	4,900,000	4,158,938
5.70%, 10/15/2034 (Callable 07/15/2034)	10,000,000	9,458,707
Hyundai Capital America
1.30%, 01/08/2026 (Callable 12/08/2025) (a)	6,000,000	5,844,081
5.50%, 03/30/2026 (a)	7,775,000	7,840,509
1.65%, 09/17/2026 (Callable 08/17/2026) (a)	30,000,000	28,733,397
5.28%, 06/24/2027 (a)	17,350,000	17,549,001
4.88%, 11/01/2027 (a)	21,825,000	21,874,077
5.68%, 06/26/2028 (Callable 05/26/2028) (a)	15,000,000	15,312,919
6.10%, 09/21/2028 (Callable 08/21/2028) (a)	10,000,000	10,364,566
5.30%, 01/08/2029 (Callable 12/08/2028) (a)	10,000,000	10,095,449
5.15%, 03/27/2030 (Callable 02/27/2030) (a)	15,000,000	14,947,232
Infor LLC, 1.75%, 07/15/2025 (Callable 06/15/2025) (a)	8,375,000	8,289,949
Ingersoll Rand, Inc., 5.70%, 08/14/2033 (Callable 05/14/2033)	9,700,000	10,011,283
Ingredion, Inc., 2.90%, 06/01/2030 (Callable 03/01/2030)	28,000,000	25,697,456
Insulet Corp., 6.50%, 04/01/2033 (Callable 04/01/2028) (a)	500,000	508,230
Intel Corp.
5.20%, 02/10/2033 (Callable 11/10/2032)	3,275,000	3,233,631
4.90%, 08/05/2052 (Callable 02/05/2052)	2,600,000	2,131,135
5.70%, 02/10/2053 (Callable 08/10/2052)	5,575,000	5,124,529
International Business Machines Corp., 4.15%, 05/15/2039	13,000,000	11,441,927
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027 (Callable 08/15/2027) (a)	16,000,000	14,891,425
5.00%, 09/26/2048 (Callable 03/26/2048)	10,000,000	8,526,300
3.47%, 12/01/2050 (Callable 06/01/2050) (a)	8,000,000	5,261,182
IQVIA, Inc.
5.00%, 05/15/2027 (Callable 05/02/2025) (a)	2,500,000	2,464,469
6.25%, 02/01/2029 (Callable 01/01/2029)	15,000,000	15,619,200
6.50%, 05/15/2030 (Callable 05/15/2026) (a)	2,000,000	2,035,542
Iron Mountain, Inc.
5.25%, 03/15/2028 (Callable 04/12/2025) (a)	20,303,000	19,840,916
5.00%, 07/15/2028 (Callable 04/12/2025) (a)	4,000,000	3,878,072
7.00%, 02/15/2029 (Callable 08/15/2025) (a)	10,000,000	10,227,241
4.50%, 02/15/2031 (Callable 02/15/2026) (a)	10,000,000	9,166,873
6.25%, 01/15/2033 (Callable 12/06/2027) (a)	1,000,000	990,362
JAB Holdings BV
3.75%, 05/28/2051 (Callable 11/28/2050) (a)	14,393,000	9,583,943
4.50%, 04/08/2052 (Callable 10/08/2051) (a)	7,207,000	5,521,992
Jabil, Inc., 5.45%, 02/01/2029 (Callable 01/01/2029)	10,000,000	10,189,377
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028 (Callable 07/18/2028)	14,000,000	14,606,357
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
2.50%, 01/15/2027 (Callable 12/15/2026)	15,000,000	14,424,619
3.75%, 12/01/2031 (Callable 12/01/2026)	24,344,000	22,219,516
3.63%, 01/15/2032 (Callable 01/15/2027)	7,000,000	6,307,230
5.75%, 04/01/2033 (Callable 01/01/2033)	3,000,000	3,047,490
6.75%, 03/15/2034 (Callable 12/15/2033)	24,000,000	25,909,512
4.38%, 02/02/2052 (Callable 08/02/2051)	7,825,000	6,074,430
6.50%, 12/01/2052 (Callable 06/01/2052)	15,286,000	15,833,820
JBS USA LUX Sarl / JBS USA Food Co. / JBS USA Foods Group, 5.95%, 04/20/2035 (Callable 01/20/2035) (a)	8,000,000	8,222,400
Jones Lang LaSalle, Inc., 6.88%, 12/01/2028 (Callable 11/01/2028)	17,000,000	18,051,555
KB Home, 7.25%, 07/15/2030 (Callable 07/15/2025)	5,000,000	5,131,220
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (Callable 02/15/2026) (a)	3,250,000	3,342,968
Kennametal, Inc., 4.63%, 06/15/2028 (Callable 03/15/2028)	7,900,000	7,872,122
Keysight Technologies, Inc.
4.60%, 04/06/2027 (Callable 01/06/2027)	50,189,000	50,115,972
4.95%, 10/15/2034 (Callable 07/15/2034)	5,000,000	4,895,904
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/2031 (Callable 04/01/2031) (a)	6,000,000	5,275,995
Kinder Morgan Energy Partners LP
7.30%, 08/15/2033	1,675,000	1,873,793
6.50%, 02/01/2037	6,785,000	7,209,142
6.95%, 01/15/2038	26,159,000	28,828,158
7.50%, 11/15/2040	27,248,000	31,473,354
Kinder Morgan, Inc.
8.05%, 10/15/2030	15,384,000	17,442,859
7.80%, 08/01/2031	16,174,000	18,438,446
Kinetik Holdings LP, 6.63%, 12/15/2028 (Callable 12/15/2025) (a)	21,000,000	21,333,963
Kinross Gold Corp., 6.88%, 09/01/2041 (Callable 03/01/2041)	5,500,000	5,945,889
Kraft Heinz Foods Co.
6.75%, 03/15/2032 (d)	10,000,000	10,896,481
5.00%, 07/15/2035 (Callable 01/15/2035)	5,311,000	5,232,743
5.00%, 06/04/2042	5,000,000	4,556,897
Kroger Co., 5.50%, 09/15/2054 (Callable 03/15/2054)	8,200,000	7,734,827
Kyndryl Holdings, Inc.
2.05%, 10/15/2026 (Callable 09/15/2026)	18,100,000	17,384,520
2.70%, 10/15/2028 (Callable 08/15/2028)	15,066,000	13,994,650
3.15%, 10/15/2031 (Callable 07/15/2031)	7,575,000	6,651,774
6.35%, 02/20/2034 (Callable 11/20/2033)	6,000,000	6,221,545
Lafarge SA, 7.13%, 07/15/2036	1,500,000	1,677,658
Lear Corp.
3.80%, 09/15/2027 (Callable 06/15/2027)	3,167,000	3,094,892
3.50%, 05/30/2030 (Callable 02/28/2030)	15,000,000	13,869,268
Leidos Holdings, Inc., 5.95%, 12/01/2040 (Callable 06/04/2040)	2,000,000	1,993,025
Leidos, Inc.
4.38%, 05/15/2030 (Callable 02/15/2030)	46,222,000	44,923,871
2.30%, 02/15/2031 (Callable 11/15/2030)	11,439,000	9,833,524
5.40%, 03/15/2032 (Callable 01/15/2032)	9,125,000	9,187,706
5.75%, 03/15/2033 (Callable 12/15/2032)	26,839,000	27,517,675
LG Energy Solution Ltd.
5.50%, 07/02/2034 (a)	12,000,000	11,716,157
5.88%, 04/02/2035 (a)	12,500,000	12,473,369
LKQ Corp.
5.75%, 06/15/2028 (Callable 05/15/2028)	8,000,000	8,178,453
6.25%, 06/15/2033 (Callable 03/15/2033)	30,275,000	31,484,599
Lockheed Martin Corp., 5.20%, 02/15/2055 (Callable 08/15/2054)	2,725,000	2,581,189
Louisiana-Pacific Corp., 3.63%, 03/15/2029 (Callable 05/02/2025) (a)	25,000,000	23,422,812
Lowe's Cos., Inc., 5.85%, 04/01/2063 (Callable 10/01/2062)	10,000,000	9,770,612
LYB International Finance III LLC, 5.50%, 03/01/2034 (Callable 12/01/2033)	10,600,000	10,528,100
Magna International, Inc., 2.45%, 06/15/2030 (Callable 03/15/2030)	10,000,000	8,874,056
Marathon Petroleum Corp.
5.13%, 12/15/2026 (Callable 09/15/2026)	3,000,000	3,022,191
5.15%, 03/01/2030 (Callable 02/01/2030)	15,375,000	15,467,542
4.75%, 09/15/2044 (Callable 03/15/2044)	3,985,000	3,345,000
Marriott International, Inc./MD
4.90%, 04/15/2029 (Callable 03/15/2029)	5,000,000	5,029,663
4.80%, 03/15/2030 (Callable 02/15/2030)	10,000,000	9,975,469
5.35%, 03/15/2035 (Callable 12/15/2034)	10,000,000	9,905,504
Martin Marietta Materials, Inc.
2.50%, 03/15/2030 (Callable 12/15/2029)	5,000,000	4,498,988
6.25%, 05/01/2037	450,000	474,155
Masco Corp., 6.50%, 08/15/2032	15,834,000	16,968,569
MasTec, Inc.
4.50%, 08/15/2028 (Callable 05/02/2025) (a)	30,931,000	30,209,511
5.90%, 06/15/2029 (Callable 05/15/2029)	35,878,000	36,736,453
Meritage Homes Corp., 5.65%, 03/15/2035 (Callable 12/15/2034)	4,800,000	4,722,672
Methanex US Operations, Inc., 6.25%, 03/15/2032 (Callable 09/15/2031) (a)	3,000,000	2,922,109
Micron Technology, Inc., 5.38%, 04/15/2028 (Callable 03/15/2028)	25,000,000	25,427,687
Midwest Connector Capital Co. LLC, 4.63%, 04/01/2029 (Callable 01/01/2029) (a)	17,160,000	17,026,921
Minera Mexico SAB de CV
5.63%, 02/12/2032 (Callable 12/12/2031) (a)	15,000,000	14,854,800
4.50%, 01/26/2050 (Callable 07/26/2049) (a)	8,000,000	6,128,720
Mineral Resources Ltd.
8.00%, 11/01/2027 (Callable 05/02/2025) (a)	8,000,000	7,903,763
9.25%, 10/01/2028 (Callable 10/01/2025) (a)	24,646,000	24,643,368
Minerva Luxembourg SA, 8.88%, 09/13/2033 (Callable 09/13/2028) (a)	6,000,000	6,382,698
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032 (Callable 04/01/2027) (a)	2,000,000	1,982,255
Mohawk Industries, Inc., 3.63%, 05/15/2030 (Callable 02/15/2030)	5,000,000	4,688,330
Mosaic Co., 5.45%, 11/15/2033 (Callable 05/15/2033)	11,101,000	11,162,775
MPLX LP
4.25%, 12/01/2027 (Callable 09/01/2027)	6,519,000	6,461,504
5.00%, 03/01/2033 (Callable 12/01/2032)	4,425,000	4,319,224
5.50%, 06/01/2034 (Callable 03/01/2034)	16,800,000	16,737,794
5.50%, 02/15/2049 (Callable 08/15/2048)	8,825,000	8,025,364
5.95%, 04/01/2055 (Callable 10/01/2054)	8,000,000	7,709,175
4.90%, 04/15/2058 (Callable 10/15/2057)	5,000,000	4,093,573
MSCI, Inc.
4.00%, 11/15/2029 (Callable 05/02/2025) (a)	7,562,000	7,222,971
3.63%, 11/01/2031 (Callable 11/01/2026) (a)	10,000,000	9,027,984
Mueller Water Products, Inc., 4.00%, 06/15/2029 (Callable 05/02/2025) (a)	500,000	464,519
Mylan, Inc., 4.55%, 04/15/2028 (Callable 01/15/2028)	5,000,000	4,897,248
National Fuel Gas Co., 5.50%, 03/15/2030 (Callable 02/15/2030)	10,600,000	10,792,171
Newell Brands, Inc.
5.70%, 04/01/2026 (Callable 01/01/2026) (d)	9,274,000	9,262,635
6.38%, 09/15/2027 (Callable 06/15/2027)	5,000,000	5,018,515
6.38%, 05/15/2030 (Callable 02/15/2030)	500,000	486,416
NGPL PipeCo LLC, 4.88%, 08/15/2027 (Callable 02/15/2027) (a)	42,204,000	42,103,660
Nissan Motor Acceptance Co. LLC
2.45%, 09/15/2028 (Callable 07/15/2028) (a)	10,000,000	9,010,422
7.05%, 09/15/2028 (Callable 08/15/2028) (a)	5,000,000	5,197,766
5.55%, 09/13/2029 (Callable 08/13/2029) (a)	58,055,000	57,363,640
Nissan Motor Co. Ltd., 4.35%, 09/17/2027 (Callable 07/17/2027) (a)	10,000,000	9,720,646
Nordson Corp., 4.50%, 12/15/2029 (Callable 11/15/2029)	12,900,000	12,701,685
Norfolk Southern Corp., 3.05%, 05/15/2050 (Callable 11/15/2049)	18,000,000	11,768,805
North Mississippi Health Services, Inc., 3.18%, 10/01/2051 (Callable 04/01/2051)	11,800,000	7,778,198
NOVA Chemicals Corp., 7.00%, 12/01/2031 (Callable 12/01/2027) (a)	1,000,000	1,042,606
Nova Southeastern University, Inc., 4.81%, 04/01/2053	4,800,000	4,095,193
Novelis, Inc., 6.88%, 01/30/2030 (Callable 01/30/2027) (a)	3,000,000	3,042,448
Nutrien Ltd.
4.00%, 12/15/2026 (Callable 09/15/2026)	10,000,000	9,916,140
4.13%, 03/15/2035 (Callable 09/15/2034)	6,550,000	5,892,925
nVent Finance Sarl
4.55%, 04/15/2028 (Callable 01/15/2028)	32,435,000	32,232,586
5.65%, 05/15/2033 (Callable 02/15/2033)	28,950,000	28,856,130
NXP BV / NXP Funding LLC / NXP USA, Inc.
4.30%, 06/18/2029 (Callable 03/18/2029)	9,625,000	9,430,684
2.65%, 02/15/2032 (Callable 11/15/2031)	15,000,000	12,830,131
Occidental Petroleum Corp.
8.50%, 07/15/2027 (Callable 01/15/2027)	15,000,000	15,907,320
7.15%, 05/15/2028	7,000,000	7,417,130
8.88%, 07/15/2030 (Callable 01/15/2030)	19,873,000	22,756,036
6.63%, 09/01/2030 (Callable 03/01/2030)	8,943,000	9,394,639
7.50%, 05/01/2031	12,000,000	13,210,896
7.88%, 09/15/2031	12,790,000	14,368,516
5.55%, 10/01/2034 (Callable 07/01/2034)	12,775,000	12,477,825
6.45%, 09/15/2036	7,125,000	7,334,240
Ochsner LSU Health System of North Louisiana, 2.51%, 05/15/2031 (Callable 11/15/2030)	36,300,000	29,030,746
OCI NV, 6.70%, 03/16/2033 (Callable 12/16/2032) (a)	10,000,000	10,658,700
Olin Corp., 6.63%, 04/01/2033 (Callable 04/01/2028) (a)	10,000,000	9,716,120
ONEOK, Inc.
4.75%, 10/15/2031 (Callable 08/15/2031)	10,000,000	9,800,879
5.65%, 09/01/2034 (Callable 06/01/2034)	6,250,000	6,298,375
4.20%, 03/15/2045 (Callable 09/15/2044)	8,770,000	6,692,484
Oracle Corp.
2.80%, 04/01/2027 (Callable 02/01/2027)	46,000,000	44,551,688
6.25%, 11/09/2032 (Callable 08/09/2032)	7,000,000	7,465,860
3.90%, 05/15/2035 (Callable 11/15/2034)	7,425,000	6,608,884
3.85%, 07/15/2036 (Callable 01/15/2036)	7,500,000	6,500,137
4.00%, 11/15/2047 (Callable 05/15/2047)	2,565,000	1,944,542
3.95%, 03/25/2051 (Callable 09/25/2050)	5,000,000	3,672,325
6.90%, 11/09/2052 (Callable 05/09/2052)	29,065,000	32,040,255
5.55%, 02/06/2053 (Callable 08/06/2052)	2,550,000	2,383,379
Orange SA, 9.00%, 03/01/2031 (d)	33,426,000	40,392,484
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 6.75%, 05/15/2034 (Callable 05/15/2029) (a)	5,000,000	4,905,876
Oshkosh Corp., 3.10%, 03/01/2030 (Callable 12/01/2029)	3,500,000	3,223,777
Owens Corning
3.40%, 08/15/2026 (Callable 05/15/2026)	5,000,000	4,918,435
7.00%, 12/01/2036 (d)	13,205,000	14,898,529
PBF Holding Co. LLC / PBF Finance Corp., 9.88%, 03/15/2030 (Callable 03/15/2027) (a)	12,000,000	11,350,155
Penske Truck Leasing Co. Lp / PTL Finance Corp.
4.00%, 07/15/2025 (Callable 06/15/2025) (a)	20,000,000	19,952,583
1.20%, 11/15/2025 (Callable 10/15/2025) (a)	15,000,000	14,661,736
5.55%, 05/01/2028 (Callable 04/01/2028) (a)	15,000,000	15,352,419
6.05%, 08/01/2028 (Callable 07/01/2028) (a)	30,000,000	31,138,470
5.35%, 03/30/2029 (Callable 02/28/2029) (a)	7,500,000	7,642,746
5.25%, 07/01/2029 (Callable 06/01/2029) (a)	12,800,000	12,956,509
6.20%, 06/15/2030 (Callable 04/15/2030) (a)	6,000,000	6,352,696
Performance Food Group, Inc., 6.13%, 09/15/2032 (Callable 09/15/2027) (a)	500,000	496,981
Perrigo Finance Unlimited Co.
4.90%, 06/15/2030 (Callable 03/15/2030) (d)	25,250,000	24,120,961
6.13%, 09/30/2032 (Callable 09/30/2027)	5,000,000	4,919,300
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/2053 (Callable 11/19/2052)	11,825,000	11,227,522
Phillips 66
2.15%, 12/15/2030 (Callable 09/15/2030)	6,000,000	5,210,473
5.88%, 05/01/2042	5,000,000	4,994,803
Phillips 66 Co.
3.15%, 12/15/2029 (Callable 09/15/2029)	12,550,000	11,718,193
4.95%, 03/15/2035 (Callable 12/15/2034)	13,000,000	12,519,828
4.68%, 02/15/2045 (Callable 08/15/2044)	2,000,000	1,682,826
Phinia, Inc.
6.75%, 04/15/2029 (Callable 04/15/2026) (a)	100,000	101,256
6.63%, 10/15/2032 (Callable 10/15/2027) (a)	1,000,000	980,742
Pilgrim's Pride Corp.
6.25%, 07/01/2033 (Callable 04/01/2033)	16,935,000	17,530,045
6.88%, 05/15/2034 (Callable 02/15/2034)	8,500,000	9,155,936
Plains All American Pipeline LP / PAA Finance Corp., 3.55%, 12/15/2029 (Callable 09/15/2029)	10,000,000	9,422,821
Polaris, Inc., 6.95%, 03/15/2029 (Callable 02/15/2029)	15,000,000	15,739,082
POSCO, 5.75%, 01/17/2028 (a)	5,000,000	5,129,821
Premier Health Partners, 2.91%, 11/15/2026 (Callable 05/15/2026)	10,000,000	9,682,388
Puma International Financing SA, 7.75%, 04/25/2029 (Callable 04/25/2026) (a)	2,000,000	2,017,248
Quanta Services, Inc.
2.90%, 10/01/2030 (Callable 07/01/2030)	10,000,000	9,001,632
5.25%, 08/09/2034 (Callable 05/09/2034)	15,000,000	14,824,630
Quikrete Holdings, Inc., 6.38%, 03/01/2032 (Callable 03/01/2028) (a)	500,000	503,175
Raizen Fuels Finance SA
5.70%, 01/17/2035 (Callable 10/17/2034) (a)	12,525,000	11,900,629
6.70%, 02/25/2037 (Callable 11/25/2036) (a)	5,675,000	5,680,959
Rand Parent LLC, 8.50%, 02/15/2030 (Callable 02/15/2026) (a)	6,500,000	6,435,048
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/2027 (Callable 03/26/2027) (a)	56,870,000	55,119,225
Regal Rexnord Corp.
6.05%, 04/15/2028 (Callable 03/15/2028)	9,750,000	10,002,287
6.30%, 02/15/2030 (Callable 12/15/2029)	26,000,000	27,040,675
6.40%, 04/15/2033 (Callable 01/15/2033)	15,332,000	15,915,302
Reliance Industries Ltd., 2.88%, 01/12/2032 (a)	20,400,000	17,713,500
Republic Services, Inc., 5.00%, 04/01/2034 (Callable 01/01/2034)	5,000,000	4,988,207
Revvity, Inc.
3.30%, 09/15/2029 (Callable 06/15/2029)	25,000,000	23,408,610
3.63%, 03/15/2051 (Callable 09/15/2050)	11,775,000	8,239,881
Rogers Communications, Inc.
3.80%, 03/15/2032 (Callable 12/15/2031)	13,000,000	11,801,477
4.35%, 05/01/2049 (Callable 11/01/2048)	10,000,000	7,825,483
Royal Caribbean Cruises Ltd., 5.63%, 09/30/2031 (Callable 09/30/2027) (a)	1,000,000	981,923
RTX Corp.
4.80%, 12/15/2043 (Callable 06/15/2043)	7,925,000	7,169,371
3.13%, 07/01/2050 (Callable 01/01/2050)	6,000,000	3,961,134
RXO, Inc., 7.50%, 11/15/2027 (Callable 05/02/2025) (a)	7,000,000	7,197,960
Ryder System, Inc., 5.25%, 06/01/2028 (Callable 05/01/2028)	16,550,000	16,840,988
Sabine Pass Liquefaction LLC
5.88%, 06/30/2026 (Callable 12/31/2025)	31,740,000	32,013,502
5.00%, 03/15/2027 (Callable 09/15/2026)	20,300,000	20,392,114
4.50%, 05/15/2030 (Callable 11/15/2029)	21,897,000	21,494,307
Samarco Mineracao SA, 9.00% (includes 9.00% PIK), 06/30/2031 (Callable 04/17/2025) (a)	12,470,168	12,074,055
Santos Finance Ltd.
3.65%, 04/29/2031 (Callable 01/29/2031) (a)	21,000,000	19,034,123
6.88%, 09/19/2033 (Callable 06/19/2033) (a)	9,100,000	9,750,195
Schlumberger Holdings Corp., 3.90%, 05/17/2028 (Callable 02/17/2028) (a)	11,096,000	10,924,712
Sealed Air Corp., 5.00%, 04/15/2029 (Callable 05/02/2025) (a)	5,000,000	4,856,102
Sealed Air Corp./Sealed Air Corp. US, 6.13%, 02/01/2028 (Callable 05/02/2025) (a)	1,000,000	1,001,440
Silgan Holdings, Inc., 4.13%, 02/01/2028 (Callable 04/17/2025)	4,000,000	3,837,314
SK Hynix, Inc.
6.25%, 01/17/2026 (a)	5,900,000	5,956,504
1.50%, 01/19/2026 (a)	13,000,000	12,672,012
5.50%, 01/16/2029 (a)	16,873,000	17,231,768
SK Telecom Co. Ltd., 6.63%, 07/20/2027 (a)	960,000	1,005,118
Smith & Nephew PLC
2.03%, 10/14/2030 (Callable 07/14/2030)	18,000,000	15,541,956
5.40%, 03/20/2034 (Callable 12/20/2033)	15,000,000	15,007,542
Smithfield Foods, Inc.
5.20%, 04/01/2029 (Callable 01/01/2029) (a)	16,566,000	16,540,771
2.63%, 09/13/2031 (Callable 06/13/2031) (a)	18,500,000	15,730,357
Sodexo, Inc., 1.63%, 04/16/2026 (Callable 03/16/2026) (a)	6,725,000	6,522,329
Solvay Finance America LLC, 5.85%, 06/04/2034 (Callable 03/04/2034) (a)	49,082,000	50,024,054
Solventum Corp.
5.60%, 03/23/2034 (Callable 12/23/2033)	30,000,000	30,409,948
5.90%, 04/30/2054 (Callable 10/30/2053)	15,000,000	14,836,357
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/2034 (Callable 07/01/2034) (a)	24,530,000	24,017,808
Southern Copper Corp., 7.50%, 07/27/2035	19,786,000	22,500,303
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (Callable 08/15/2027) (a)	1,000,000	999,703
Standard Industries, Inc./NY
4.75%, 01/15/2028 (Callable 05/02/2025) (a)	24,408,000	23,623,988
4.38%, 07/15/2030 (Callable 07/15/2025) (a)	7,000,000	6,459,313
3.38%, 01/15/2031 (Callable 07/15/2025) (a)	5,000,000	4,347,332
Stanley Black & Decker, Inc.
6.00%, 03/06/2028 (Callable 02/06/2028)	3,000,000	3,127,289
4.85%, 11/15/2048 (Callable 05/15/2048)	4,175,000	3,534,403
Stellantis Finance US, Inc., 5.63%, 01/12/2028 (Callable 12/12/2027) (a)	3,650,000	3,684,416
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/2051 (Callable 09/15/2050)	7,500,000	5,422,703
Stonepeak Nile Parent LLC, 7.25%, 03/15/2032 (Callable 03/15/2028) (a)	1,000,000	1,019,290
Sunoco LP, 7.25%, 05/01/2032 (Callable 05/01/2027) (a)	5,000,000	5,163,860
Sunoco LP / Sunoco Finance Corp., 7.00%, 09/15/2028 (Callable 09/15/2025) (a)	10,000,000	10,232,960
Synopsys, Inc., 5.70%, 04/01/2055 (Callable 10/01/2054)	10,000,000	9,929,128
Sysco Corp.
5.95%, 04/01/2030 (Callable 01/01/2030)	22,570,000	23,658,856
6.00%, 01/17/2034 (Callable 10/17/2033)	9,000,000	9,545,057
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/2030 (Callable 12/31/2029)	11,825,000	10,424,900
Targa Resources Corp., 5.50%, 02/15/2035 (Callable 11/15/2034)	15,000,000	14,911,263
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.50%, 07/15/2027 (Callable 05/02/2025)	1,000,000	1,004,281
5.00%, 01/15/2028 (Callable 05/02/2025)	28,000,000	28,006,250
4.88%, 02/01/2031 (Callable 02/01/2026)	10,500,000	10,278,715
4.00%, 01/15/2032 (Callable 07/15/2026)	14,000,000	12,918,613
TC PipeLines LP, 3.90%, 05/25/2027 (Callable 02/25/2027)	23,285,000	22,897,335
TD SYNNEX Corp.
1.75%, 08/09/2026 (Callable 07/09/2026)	10,000,000	9,580,758
2.38%, 08/09/2028 (Callable 06/09/2028)	25,000,000	23,086,637
6.10%, 04/12/2034 (Callable 01/12/2034)	10,000,000	10,285,204
Telecom Italia Capital SA, 7.20%, 07/18/2036	797,000	800,784
Telefonica Emisiones SA
4.10%, 03/08/2027	3,768,000	3,736,643
7.05%, 06/20/2036	4,925,000	5,460,452
5.21%, 03/08/2047	24,108,000	21,311,021
4.90%, 03/06/2048	9,475,000	7,965,050
5.52%, 03/01/2049 (Callable 09/01/2048)	12,000,000	10,971,453
Telefonica Europe BV, 8.25%, 09/15/2030	13,750,000	15,804,684
Terex Corp., 6.25%, 10/15/2032 (Callable 10/15/2027) (a)	250,000	242,443
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	53,000,000	51,397,773
4.75%, 05/09/2027 (Callable 02/09/2027)	9,000,000	8,859,875
7.88%, 09/15/2029 (Callable 06/15/2029)	5,000,000	5,378,070
Textron, Inc., 3.00%, 06/01/2030 (Callable 03/01/2030)	15,000,000	13,727,184
Time Warner Cable LLC, 7.30%, 07/01/2038	19,829,000	20,817,013
Timken Co., 4.50%, 12/15/2028 (Callable 09/15/2028)	12,522,000	12,414,383
T-Mobile USA, Inc.
4.75%, 02/01/2028 (Callable 04/12/2025)	17,250,000	17,228,955
3.38%, 04/15/2029 (Callable 04/12/2025)	5,000,000	4,749,431
3.88%, 04/15/2030 (Callable 01/15/2030)	53,473,000	51,261,460
3.50%, 04/15/2031 (Callable 04/15/2026)	60,000,000	55,479,162
5.13%, 05/15/2032 (Callable 03/15/2032)	9,000,000	9,056,596
4.38%, 04/15/2040 (Callable 10/15/2039)	10,000,000	8,802,380
3.60%, 11/15/2060 (Callable 05/15/2060)	15,000,000	10,042,391
Toll Road Investors Partnership II LP
0.00%, 02/15/2027 (a)	32,855,000	29,168,890
0.00%, 02/15/2028 (a)	6,000,000	5,000,118
0.00%, 02/15/2029 (a)	940,000	695,326
0.00%, 02/15/2030 (a)	2,938,000	2,206,703
0.00%, 02/15/2030 (a)	2,100,000	1,500,529
0.00%, 02/15/2031 (a)	5,396,000	3,795,544
0.00%, 02/15/2036 (a)	12,500,000	6,277,474
TopBuild Corp.
3.63%, 03/15/2029 (Callable 05/02/2025) (a)	2,500,000	2,312,683
4.13%, 02/15/2032 (Callable 10/15/2026) (a)	1,000,000	889,579
Trane Technologies Financing Ltd., 4.65%, 11/01/2044 (Callable 05/01/2044)	1,300,000	1,155,684
Trane Technologies Global Holding Co. Ltd., 5.75%, 06/15/2043	4,126,000	4,184,310
Transcontinental Gas Pipe Line Co. LLC, 4.45%, 08/01/2042 (Callable 02/01/2042)	2,600,000	2,215,887
TransDigm, Inc.
6.75%, 08/15/2028 (Callable 05/02/2025) (a)	5,500,000	5,580,322
6.38%, 03/01/2029 (Callable 03/01/2026) (a)	3,000,000	3,030,585
6.88%, 12/15/2030 (Callable 08/18/2026) (a)	15,000,000	15,326,925
6.63%, 03/01/2032 (Callable 03/01/2027) (a)	1,000,000	1,012,744
6.00%, 01/15/2033 (Callable 09/15/2027) (a)	11,000,000	10,825,511
TreeHouse Foods, Inc., 4.00%, 09/01/2028 (Callable 04/17/2025)	1,500,000	1,350,304
Trimble, Inc., 6.10%, 03/15/2033 (Callable 12/15/2032)	7,000,000	7,333,745
Trinity Industries, Inc., 7.75%, 07/15/2028 (Callable 07/15/2025) (a)	5,000,000	5,183,405
Triton Container International Ltd.
2.05%, 04/15/2026 (Callable 03/15/2026) (a)	7,425,000	7,204,658
3.15%, 06/15/2031 (Callable 03/15/2031) (a)	30,475,000	26,424,493
Triton Container International Ltd. / TAL International Container Corp., 3.25%, 03/15/2032 (Callable 12/15/2031)	10,000,000	8,578,954
TTX Co., 4.65%, 06/15/2044 (a)	7,710,000	6,586,207
Tyco Electronics Group SA, 7.13%, 10/01/2037	500,000	582,948
Tyson Foods, Inc., 5.10%, 09/28/2048 (Callable 03/28/2048)	4,650,000	4,196,672
United Rentals North America, Inc.
3.88%, 11/15/2027 (Callable 04/12/2025)	5,000,000	4,829,450
4.88%, 01/15/2028 (Callable 04/12/2025)	5,000,000	4,914,623
6.00%, 12/15/2029 (Callable 12/15/2025) (a)	33,700,000	34,245,734
4.00%, 07/15/2030 (Callable 07/15/2025)	10,000,000	9,226,513
3.88%, 02/15/2031 (Callable 08/15/2025)	3,000,000	2,722,131
3.75%, 01/15/2032 (Callable 07/15/2026)	1,000,000	883,266
6.13%, 03/15/2034 (Callable 03/15/2029) (a)	21,700,000	21,713,571
Universal Health Services, Inc.
1.65%, 09/01/2026 (Callable 08/01/2026)	16,000,000	15,314,139
2.65%, 10/15/2030 (Callable 07/15/2030)	24,322,000	21,319,674
5.05%, 10/15/2034 (Callable 07/15/2034)	30,000,000	28,443,372
US Foods, Inc., 5.75%, 04/15/2033 (Callable 10/15/2027) (a)	5,250,000	5,107,281
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026 (Callable 03/15/2026)	6,243,000	6,159,217
5.25%, 06/15/2046 (Callable 12/15/2045)	4,000,000	3,199,875
Vale Canada Ltd., 7.20%, 09/15/2032	1,600,000	1,750,384
Vale Overseas Ltd.
3.75%, 07/08/2030 (Callable 04/08/2030)	25,339,000	23,539,667
6.13%, 06/12/2033 (Callable 03/12/2033)	32,000,000	32,725,024
6.88%, 11/21/2036	29,519,000	31,912,076
6.40%, 06/28/2054 (Callable 12/28/2053)	15,000,000	14,802,888
Valero Energy Corp., 6.63%, 06/15/2037	5,000,000	5,362,362
Valero Energy Partners LP, 4.50%, 03/15/2028 (Callable 12/15/2027)	20,000,000	19,964,073
Vallourec SACA, 7.50%, 04/15/2032 (Callable 04/15/2027) (a)	1,500,000	1,567,275
Var Energi ASA
7.50%, 01/15/2028 (Callable 12/15/2027) (a)	29,950,000	31,732,654
8.00%, 11/15/2032 (Callable 08/15/2032) (a)	22,989,000	25,828,252
Verizon Communications, Inc.
2.36%, 03/15/2032 (Callable 12/15/2031)	2,500,000	2,115,481
4.50%, 08/10/2033	15,710,000	15,083,589
4.40%, 11/01/2034 (Callable 05/01/2034)	790,000	746,165
4.27%, 01/15/2036	10,793,000	9,901,923
5.25%, 03/16/2037	18,225,000	18,097,178
4.81%, 03/15/2039	38,575,000	36,024,406
4.86%, 08/21/2046	2,500,000	2,237,883
3.70%, 03/22/2061 (Callable 09/22/2060)	11,200,000	7,713,153
Viatris, Inc.
3.85%, 06/22/2040 (Callable 12/22/2039)	10,000,000	7,269,527
4.00%, 06/22/2050 (Callable 12/22/2049)	22,000,000	14,428,602
VICI Properties LP, 4.75%, 02/15/2028 (Callable 01/15/2028)	12,000,000	12,000,804
VICI Properties LP / VICI Note Co., Inc., 4.50%, 01/15/2028 (Callable 10/15/2027) (a)	9,700,000	9,577,597
Videotron Ltd.
3.63%, 06/15/2029 (Callable 05/02/2025) (a)	22,139,000	20,884,954
5.70%, 01/15/2035 (Callable 10/15/2034) (a)	27,000,000	26,949,667
Viterra Finance BV
2.00%, 04/21/2026 (Callable 03/21/2026) (a)	15,000,000	14,548,304
4.90%, 04/21/2027 (Callable 03/21/2027) (a)	7,725,000	7,721,887
3.20%, 04/21/2031 (Callable 01/21/2031) (a)	55,139,000	49,654,270
5.25%, 04/21/2032 (Callable 01/21/2032) (a)	22,000,000	21,969,198
VMware LLC, 1.80%, 08/15/2028 (Callable 06/15/2028)	15,000,000	13,675,105
Vodafone Group PLC
7.88%, 02/15/2030	1,581,000	1,809,361
6.15%, 02/27/2037	4,934,000	5,226,965
Volkswagen Group of America Finance LLC
1.25%, 11/24/2025 (Callable 10/24/2025) (a)	8,300,000	8,110,201
5.05%, 03/27/2028 (Callable 02/27/2028) (a)	15,175,000	15,169,519
6.20%, 11/16/2028 (Callable 10/16/2028) (a)	19,000,000	19,698,599
Vontier Corp.
2.40%, 04/01/2028 (Callable 02/01/2028)	26,883,000	24,797,868
2.95%, 04/01/2031 (Callable 01/01/2031)	32,741,000	28,418,052
Vulcan Materials Co.
3.50%, 06/01/2030 (Callable 03/01/2030)	11,050,000	10,412,884
4.70%, 03/01/2048 (Callable 09/01/2047)	500,000	433,678
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026 (Callable 03/01/2026)	5,957,000	5,845,397
Warnermedia Holdings, Inc.
4.28%, 03/15/2032 (Callable 12/15/2031)	63,550,000	55,990,056
5.05%, 03/15/2042 (Callable 09/15/2041)	6,000,000	4,798,823
Waste Management, Inc., 3.88%, 01/15/2029 (Callable 12/15/2028) (a)	1,000,000	977,323
Weir Group PLC, 2.20%, 05/13/2026 (Callable 04/13/2026) (a)	34,748,000	33,741,897
WESCO Distribution, Inc., 6.38%, 03/15/2033 (Callable 03/15/2028) (a)	20,300,000	20,402,481
Western Digital Corp., 4.75%, 02/15/2026 (Callable 11/15/2025)	57,075,000	56,746,316
Western Midstream Operating LP
4.05%, 02/01/2030 (Callable 11/01/2029) (d)	4,000,000	3,817,489
6.15%, 04/01/2033 (Callable 01/01/2033)	2,500,000	2,581,230
5.45%, 11/15/2034 (Callable 08/15/2034)	30,350,000	29,652,727
5.25%, 02/01/2050 (Callable 08/01/2049) (d)	10,000,000	8,523,995
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026 (Callable 08/15/2026)	36,775,000	36,146,474
4.70%, 09/15/2028 (Callable 06/15/2028) (d)	10,205,000	10,220,488
WestRock MWV LLC, 8.20%, 01/15/2030	5,012,000	5,726,594
Whistler Pipeline LLC, 5.95%, 09/30/2034 (Callable 06/30/2034) (a)	29,499,000	29,820,533
Williams Cos., Inc.
7.50%, 01/15/2031	120,000	133,549
7.75%, 06/15/2031	3,500,000	3,955,882
8.75%, 03/15/2032 (d)	11,275,000	13,541,746
6.30%, 04/15/2040	1,590,000	1,675,773
5.75%, 06/24/2044 (Callable 12/24/2043)	2,500,000	2,459,882
Wipro IT Services LLC, 1.50%, 06/23/2026 (Callable 05/23/2026) (a)	17,800,000	17,137,170
Woodside Finance Ltd.
4.50%, 03/04/2029 (Callable 12/04/2028) (a)	30,000,000	29,580,812
5.10%, 09/12/2034 (Callable 06/12/2034)	17,075,000	16,566,281
Wrangler Holdco Corp., 6.63%, 04/01/2032 (Callable 04/01/2027) (a)	10,000,000	10,181,460
Xerox Holdings Corp., 5.00%, 08/15/2025 (Callable 07/15/2025) (a)	334,000	330,264
XPO, Inc.
6.25%, 06/01/2028 (Callable 06/01/2025) (a)	1,000,000	1,011,072
7.13%, 06/01/2031 (Callable 06/01/2026) (a)	500,000	512,000
7.13%, 02/01/2032 (Callable 02/01/2027) (a)	250,000	256,118
Yara International ASA, 3.80%, 06/06/2026 (Callable 03/06/2026) (a)	20,250,000	20,017,983
ZF North America Capital, Inc., 6.75%, 04/23/2030 (Callable 03/23/2030) (a)	17,225,000	16,367,703
Zimmer Biomet Holdings, Inc.
3.55%, 03/20/2030 (Callable 12/20/2029)	1,000,000	943,315
5.20%, 09/15/2034 (Callable 06/15/2034)	20,000,000	19,930,279
5.75%, 11/30/2039	11,375,000	11,600,429
		8,961,906,640

Utilities - 1.1%
American Transmission Systems, Inc., 2.65%, 01/15/2032 (Callable 10/15/2031) (a)	4,850,000	4,165,466
Appalachian Power Co., 6.70%, 08/15/2037	1,400,000	1,538,121
Berkshire Hathaway Energy Co., 2.85%, 05/15/2051 (Callable 11/15/2050)	10,000,000	6,134,254
Consolidated Edison Co. of New York, Inc., 4.63%, 12/01/2054 (Callable 06/01/2054)	7,600,000	6,421,189
Constellation Energy Generation LLC
5.80%, 03/01/2033 (Callable 12/01/2032)	10,000,000	10,355,941
5.60%, 06/15/2042 (Callable 12/15/2041)	6,100,000	5,901,824
Consumers Energy Co., 3.50%, 08/01/2051 (Callable 02/01/2051)	9,425,000	6,843,738
Dominion Resources, Inc., 5.95%, 06/15/2035	1,880,000	1,960,890
DTE Electric Co., 2.63%, 03/01/2031 (Callable 12/01/2030)	15,200,000	13,621,938
DTE Energy Co., 4.88%, 06/01/2028 (Callable 05/01/2028)	11,900,000	11,972,651
Duke Energy Corp., 6.10%, 09/15/2053 (Callable 03/15/2053)	8,400,000	8,541,835
Duquesne Light Holdings, Inc., 2.53%, 10/01/2030 (Callable 07/01/2030) (a)	8,775,000	7,731,624
Enel Finance International NV
3.50%, 04/06/2028 (a)	7,000,000	6,761,570
7.50%, 10/14/2032 (Callable 07/14/2032) (a)	20,000,000	22,629,536
6.00%, 10/07/2039 (a)	4,286,000	4,366,110
4.75%, 05/25/2047 (a)	54,084,000	46,289,752
Engie Energia Chile SA, 3.40%, 01/28/2030 (Callable 10/28/2029) (a)	3,000,000	2,730,795
Evergy Missouri West, Inc., 5.65%, 06/01/2034 (Callable 03/01/2034) (a)	9,100,000	9,316,319
Exelon Corp.
7.60%, 04/01/2032	1,650,000	1,871,620
5.10%, 06/15/2045 (Callable 12/15/2044)	5,875,000	5,318,945
4.10%, 03/15/2052 (Callable 09/15/2051)	5,000,000	3,844,933
Fells Point Funding Trust, 3.05%, 01/31/2027 (Callable 12/31/2026) (a)	10,300,000	9,978,931
FirstEnergy Corp.
2.25%, 09/01/2030 (Callable 06/01/2030)	4,300,000	3,739,387
3.40%, 03/01/2050 (Callable 09/01/2049)	11,325,000	7,691,332
FirstEnergy Transmission LLC, 2.87%, 09/15/2028 (Callable 07/15/2028) (a)	15,000,000	14,111,994
Fortis, Inc./Canada, 3.06%, 10/04/2026 (Callable 07/04/2026)	8,762,000	8,560,501
Indianapolis Power & Light Co., 5.70%, 04/01/2054 (Callable 10/01/2053) (a)	11,000,000	10,939,676
Infraestructura Energetica Nova SAPI de CV, 3.75%, 01/14/2028 (a)	5,000,000	4,765,495
ITC Holdings Corp., 5.65%, 05/09/2034 (Callable 02/09/2034) (a)	14,000,000	14,253,669
KeySpan Corp., 8.00%, 11/15/2030	8,375,000	9,587,620
Liberty Utilities Finance GP 1, 2.05%, 09/15/2030 (Callable 06/15/2030) (a)	10,600,000	9,118,455
National Grid PLC, 5.60%, 06/12/2028 (Callable 05/12/2028)	5,000,000	5,128,436
Niagara Mohawk Power Corp., 5.66%, 01/17/2054 (Callable 07/17/2053) (a)	8,005,000	7,770,363
NiSource, Inc.
5.20%, 07/01/2029 (Callable 06/01/2029)	15,000,000	15,277,121
3.60%, 05/01/2030 (Callable 02/01/2030)	20,800,000	19,696,770
3.95%, 03/30/2048 (Callable 09/30/2047)	11,775,000	9,057,102
5.85%, 04/01/2055 (Callable 10/01/2054)	8,000,000	7,952,209
NorthWestern Corp., 5.07%, 03/21/2030 (Callable 02/21/2030) (a)	5,300,000	5,338,875
Oglethorpe Power Corp., 6.20%, 12/01/2053 (Callable 06/01/2053)	5,000,000	5,116,170
Ohio Power Co., 5.00%, 06/01/2033 (Callable 03/01/2033)	8,150,000	8,039,898
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053 (Callable 10/01/2052)	3,700,000	3,611,296
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/2030 (Callable 02/15/2030)	9,500,000	8,680,409
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033 (Callable 03/15/2033)	14,050,000	14,231,718
PPL Capital Funding, Inc., 5.25%, 09/01/2034 (Callable 06/01/2034)	6,400,000	6,368,316
RWE Finance US LLC, 6.25%, 04/16/2054 (Callable 10/16/2053) (a)	13,000,000	12,944,011
		410,278,805
TOTAL CORPORATE BONDS (Cost $17,183,950,079)		16,589,624,435

U.S. TREASURY SECURITIES - 25.2%	Par	Value
United States Treasury Note/Bond
4.13%, 02/15/2027	30,850,000	30,960,867
4.63%, 06/15/2027	77,475,000	78,664,362
3.13%, 08/31/2027	776,500,000	762,729,254
3.88%, 11/30/2027	481,925,000	481,717,922
4.00%, 12/15/2027	190,000,000	190,556,641
4.25%, 01/15/2028	844,800,000	852,720,000
4.25%, 02/15/2028	70,000,000	70,689,063
2.75%, 05/31/2029	586,050,000	559,746,429
3.88%, 12/31/2029	530,975,000	529,274,223
4.00%, 07/31/2030	100,000,000	99,949,219
4.13%, 08/31/2030	208,925,000	210,263,426
4.00%, 01/31/2031	71,650,000	71,560,438
1.38%, 11/15/2031	308,050,000	260,157,852
1.88%, 02/15/2032	765,050,000	664,338,344
2.88%, 05/15/2032	105,225,000	97,349,566
4.38%, 05/15/2034	20,000,000	20,270,312
1.38%, 11/15/2040	99,550,000	64,691,945
2.25%, 05/15/2041	78,175,000	57,931,950
1.75%, 08/15/2041	321,675,000	217,997,639
2.38%, 02/15/2042	538,700,000	399,816,406
3.38%, 08/15/2042	716,075,000	613,894,456
3.88%, 02/15/2043	237,925,000	217,757,140
2.88%, 05/15/2043	683,225,000	538,066,374
3.88%, 05/15/2043	720,175,000	657,384,742
4.63%, 05/15/2044	231,975,000	232,727,107
4.13%, 08/15/2044	28,550,000	26,747,781
2.50%, 02/15/2045	685,725,000	494,391,652
2.88%, 05/15/2049	611,700,000	450,865,909
2.25%, 08/15/2049	96,125,000	62,008,134
2.38%, 05/15/2051	469,100,000	306,765,745
2.88%, 05/15/2052	526,275,000	382,104,432
TOTAL U.S. TREASURY SECURITIES (Cost $10,214,342,064)		9,704,099,330

AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 16.9%	Par	Value
Federal Home Loan Mortgage Corp.
Pool A89870, 4.50%, 11/01/2039	168,410	166,562
Pool A93505, 4.50%, 08/01/2040	585,275	578,248
Pool A96413, 4.00%, 01/01/2041	3,874,139	3,731,113
Pool C00689, 6.50%, 12/01/2028	2,460	2,538
Pool C00785, 6.50%, 06/01/2029	1,105	1,140
Pool C03490, 4.50%, 08/01/2040	769,647	760,487
Pool C09004, 3.50%, 07/01/2042	6,086,009	5,680,148
Pool C91466, 3.00%, 07/01/2032	2,862,152	2,751,807
Pool C91568, 3.00%, 10/01/2032	2,186,810	2,100,070
Pool C91581, 3.00%, 11/01/2032	3,404,307	3,262,156
Pool C91594, 3.00%, 01/01/2033	1,652,844	1,583,249
Pool C91826, 3.00%, 05/01/2035	4,816,749	4,536,652
Pool C91852, 3.00%, 10/01/2035	4,103,702	3,853,671
Pool G04222, 5.50%, 04/01/2038	20,119	20,515
Pool G04834, 5.00%, 03/01/2036	1,445,440	1,457,539
Pool G06068, 4.00%, 10/01/2040	6,511,253	6,272,201
Pool G07304, 3.50%, 12/01/2042	5,875,590	5,483,781
Pool G07601, 3.00%, 07/01/2043	14,580,908	13,130,687
Pool G07801, 4.00%, 10/01/2044	5,255,927	5,009,642
Pool G07849, 3.50%, 05/01/2044	14,706,982	13,726,033
Pool G07995, 5.50%, 01/01/2039	5,087,866	5,184,726
Pool G08192, 5.50%, 04/01/2037	34,417	35,101
Pool G08269, 5.50%, 05/01/2038	32,676	33,252
Pool G08372, 4.50%, 11/01/2039	563,761	557,517
Pool G08500, 3.50%, 07/01/2042	8,920,448	8,325,584
Pool G08518, 3.00%, 02/01/2043	2,059,640	1,854,811
Pool G08528, 3.00%, 04/01/2043	4,379,095	3,943,575
Pool G08534, 3.00%, 06/01/2043	3,616,269	3,256,598
Pool G08540, 3.00%, 08/01/2043	8,368,946	7,536,550
Pool G08606, 4.00%, 09/01/2044	2,782,774	2,645,480
Pool G08628, 4.00%, 02/01/2045	3,239,365	3,074,170
Pool G08681, 3.50%, 12/01/2045	2,689,943	2,482,658
Pool G08682, 4.00%, 12/01/2045	1,974,269	1,871,941
Pool G08694, 4.00%, 02/01/2046	2,417,643	2,266,904
Pool G08707, 4.00%, 05/01/2046	204,957	194,334
Pool G16501, 3.00%, 04/01/2033	5,066,846	4,905,466
Pool G30615, 3.00%, 12/01/2032	3,511,531	3,362,130
Pool G30974, 3.50%, 01/01/2034	5,568,957	5,433,981
Pool G60137, 3.50%, 02/01/2043	7,511,861	7,011,005
Pool G60393, 3.50%, 01/01/2046	15,084,401	13,946,976
Pool G60440, 3.50%, 03/01/2046	2,192,681	2,029,388
Pool G60722, 3.00%, 10/01/2046	24,598,742	21,840,865
Pool G60774, 3.00%, 10/01/2045	10,814,635	9,739,058
Pool G60785, 4.00%, 08/01/2046	3,717,058	3,524,423
Pool G60864, 3.00%, 02/01/2047	15,227,503	13,583,156
Pool G60988, 3.00%, 05/01/2047	27,541,369	24,460,831
Pool G60994, 3.50%, 01/01/2045	8,374,709	7,816,160
Pool G61195, 3.50%, 08/01/2044	10,297,875	9,611,044
Pool G61225, 4.50%, 12/01/2043	3,237,965	3,200,764
Pool G61297, 3.50%, 08/01/2047	7,264,204	6,729,879
Pool G61581, 4.00%, 08/01/2048	7,277,941	6,867,852
Pool G61849, 4.50%, 11/01/2046	22,186,547	21,906,577
Pool G67701, 3.00%, 10/01/2046	96,711,264	86,073,004
Pool G67702, 4.00%, 01/01/2047	14,344,593	13,632,368
Pool G67710, 3.50%, 03/01/2048	34,114,468	31,271,897
Pool G67712, 4.00%, 06/01/2048	23,419,359	22,323,382
Pool Q08998, 3.50%, 06/01/2042	1,671,787	1,560,312
Pool Q10378, 3.00%, 08/01/2042	5,722,695	5,171,384
Pool Q11218, 3.50%, 09/01/2042	3,678,691	3,433,364
Pool Q13205, 3.00%, 11/01/2042	19,446,156	17,572,775
Pool Q14875, 3.00%, 01/01/2043	10,814,533	9,752,528
Pool Q16455, 3.00%, 03/01/2043	6,938,178	6,248,220
Pool Q17640, 3.00%, 04/01/2043	4,957,225	4,464,237
Pool Q50031, 3.50%, 08/01/2047	19,736,115	18,092,105
Pool QB1368, 2.50%, 07/01/2050	25,236,777	21,358,550
Pool QC5811, 2.00%, 08/01/2051	13,099,898	10,601,057
Pool RA4524, 1.50%, 02/01/2051	18,046,640	13,635,203
Pool RA4549, 2.50%, 02/01/2051	52,906,915	44,794,387
Pool RA5077, 2.50%, 05/01/2051	21,467,583	18,149,347
Pool RB0771, 2.50%, 02/01/2042	15,007,902	13,295,125
Pool RB0788, 2.50%, 03/01/2042	19,288,994	17,007,009
Pool RB5089, 1.50%, 12/01/2040	75,563,871	62,721,067
Pool RB5090, 2.00%, 12/01/2040	60,076,123	51,370,848
Pool RB5100, 2.00%, 02/01/2041	18,919,221	16,167,398
Pool RB5110, 1.50%, 05/01/2041	70,267,398	58,193,515
Pool RB5138, 2.00%, 12/01/2041	91,994,138	78,149,621
Pool SB0084, 3.00%, 02/01/2032	5,044,427	4,926,599
Pool SB0463, 2.50%, 01/01/2036	23,846,068	22,302,583
Pool SB8088, 1.50%, 02/01/2036	41,539,579	36,561,939
Pool SC0157, 2.50%, 07/01/2041	34,403,895	30,233,955
Pool SC0158, 2.50%, 04/01/2041	14,892,979	13,091,908
Pool SC0208, 2.00%, 11/01/2041	32,697,260	27,913,426
Pool SD0039, 4.00%, 02/01/2046	6,692,837	6,437,816
Pool SD0047, 3.50%, 07/01/2045	6,856,332	6,390,505
Pool SD0295, 3.00%, 02/01/2049	26,036,488	23,183,974
Pool SD2181, 5.50%, 01/01/2053	12,184,048	12,269,806
Pool SD2446, 5.50%, 03/01/2053	46,065,325	46,392,596
Pool SD2903, 2.00%, 03/01/2051	171,863,947	137,824,569
Pool SD3008, 4.50%, 05/01/2048	12,397,508	12,193,235
Pool SD3387, 6.00%, 07/01/2053	60,800,287	62,583,310
Pool SD4957, 2.00%, 03/01/2051	49,758,459	39,896,387
Pool SD5044, 6.00%, 03/01/2054	46,979,559	48,156,899
Pool SD5594, 5.50%, 07/01/2053	26,757,442	26,760,252
Pool SD7516, 4.00%, 05/01/2050	42,683,526	40,239,687
Pool SD7534, 2.50%, 02/01/2051	86,789,009	73,895,470
Pool SD7541, 2.00%, 05/01/2051	63,409,689	51,243,065
Pool SD7548, 2.50%, 11/01/2051	86,411,695	73,212,608
Pool SD7553, 3.00%, 03/01/2052	72,664,191	64,051,691
Pool SD7555, 3.00%, 08/01/2052	23,141,516	20,350,484
Pool SE5001, 2.00%, 06/01/2052	62,589,750	51,129,035
Pool U69907, 3.50%, 03/01/2043	17,181,924	15,990,624
Pool V81992, 4.00%, 10/01/2045	4,635,794	4,366,841
Pool Z40130, 3.00%, 01/01/2046	37,352,671	33,758,275
Federal National Mortgage Association
Pool 251967, 6.50%, 09/01/2028	1,806	1,862
Pool 252255, 6.50%, 02/01/2029	4,066	4,192
Pool 257203, 5.00%, 05/01/2028	5,355	5,377
Pool 310209, 3.50%, 08/01/2043	51,051,894	48,172,640
Pool 310210, 4.00%, 05/01/2044	78,784,088	75,577,873
Pool 310213, 3.00%, 03/01/2047	60,821,395	52,964,179
Pool 357426, 5.00%, 09/01/2033	3,046,928	3,066,460
Pool 545407, 5.50%, 01/01/2032	2,210	2,266
Pool 725025, 4.50%, 10/01/2033	5,727,436	5,657,046
Pool 725424, 5.50%, 04/01/2034	206,617	210,622
Pool 725773, 5.50%, 09/01/2034	9,537	9,714
Pool 735228, 5.50%, 02/01/2035	8,292	8,466
Pool 735382, 5.00%, 04/01/2035	347,870	350,103
Pool 735676, 5.00%, 07/01/2035	1,051,810	1,058,666
Pool 745275, 5.00%, 02/01/2036	643,722	648,421
Pool 745355, 5.00%, 03/01/2036	298,891	302,114
Pool 745418, 5.50%, 04/01/2036	966,541	989,250
Pool 889579, 6.00%, 05/01/2038	1,697,683	1,770,160
Pool 890355, 3.50%, 09/01/2041	8,454,008	7,880,438
Pool AB0110, 5.00%, 02/01/2035	4,914,136	4,945,162
Pool AB0125, 5.00%, 02/01/2035	3,262,704	3,283,540
Pool AB0731, 4.00%, 06/01/2039	3,035,737	2,950,228
Pool AB5188, 3.50%, 05/01/2042	5,698,287	5,311,493
Pool AB6492, 3.00%, 10/01/2042	20,226,515	18,229,623
Pool AB6496, 3.00%, 10/01/2042	7,914,429	7,133,065
Pool AB9374, 3.50%, 05/01/2043	7,074,298	6,593,982
Pool AB9673, 3.50%, 06/01/2043	3,853,231	3,591,627
Pool AC6794, 4.50%, 01/01/2040	2,435,095	2,405,326
Pool AD6438, 5.00%, 06/01/2040	3,423,975	3,453,986
Pool AD8522, 4.00%, 08/01/2040	262,040	252,375
Pool AE0217, 4.50%, 08/01/2040	1,214,611	1,199,136
Pool AE0218, 4.50%, 08/01/2040	3,327,131	3,284,396
Pool AE0828, 3.50%, 02/01/2041	605,309	564,245
Pool AE0949, 4.00%, 02/01/2041	103,504	99,558
Pool AE5463, 4.00%, 10/01/2040	455,381	438,112
Pool AH0621, 3.50%, 01/01/2041	602,513	561,631
Pool AH1107, 4.00%, 12/01/2040	1,551,396	1,492,243
Pool AH3394, 4.00%, 01/01/2041	1,064,762	1,024,164
Pool AH7007, 4.00%, 03/01/2041	2,006,550	1,930,039
Pool AI7784, 4.50%, 07/01/2041	1,523,776	1,501,845
Pool AJ1407, 4.00%, 09/01/2041	705,939	679,015
Pool AJ7680, 3.50%, 12/01/2041	788,103	734,624
Pool AJ7689, 4.00%, 12/01/2041	3,565,633	3,429,640
Pool AK2400, 4.00%, 02/01/2042	7,269,016	6,989,500
Pool AL3278, 3.50%, 03/01/2043	67,625,860	63,034,330
Pool AL5075, 4.50%, 01/01/2040	966,541	949,357
Pool AL5097, 4.50%, 09/01/2043	4,556,915	4,473,996
Pool AL6441, 4.00%, 02/01/2045	7,639,711	7,248,782
Pool AL6715, 4.00%, 02/01/2045	949,135	900,963
Pool AL7521, 5.00%, 06/01/2039	4,408,396	4,432,970
Pool AL7822, 4.00%, 07/01/2043	9,465,011	9,098,096
Pool AL7941, 4.00%, 12/01/2045	7,796,189	7,487,698
Pool AL8385, 4.00%, 04/01/2046	14,601,277	13,893,123
Pool AL9267, 3.00%, 10/01/2046	11,178,701	9,914,046
Pool AL9555, 4.00%, 02/01/2045	2,068,003	1,989,131
Pool AL9764, 4.50%, 02/01/2046	8,695,923	8,573,456
Pool AO2970, 3.00%, 05/01/2042	1,011,928	915,163
Pool AO4137, 3.50%, 06/01/2042	1,866,314	1,739,638
Pool AO8044, 3.50%, 07/01/2042	40,531,953	37,781,160
Pool AP0489, 3.50%, 08/01/2042	3,291,686	3,068,260
Pool AR9197, 3.00%, 03/01/2043	2,207,209	1,985,161
Pool AS0303, 3.00%, 08/01/2043	2,779,251	2,499,613
Pool AS4257, 4.00%, 01/01/2045	3,538,109	3,356,327
Pool AS4582, 4.00%, 03/01/2045	3,147,936	2,984,254
Pool AS6312, 4.00%, 12/01/2045	12,540,608	11,875,414
Pool AS9392, 3.50%, 04/01/2047	19,567,409	17,878,834
Pool AT0682, 3.00%, 04/01/2043	818,834	736,457
Pool AT2720, 3.00%, 05/01/2043	3,057,957	2,750,330
Pool AT2725, 3.00%, 05/01/2043	8,193,059	7,368,790
Pool AT5900, 3.00%, 06/01/2043	8,933,556	8,034,769
Pool AU1629, 3.00%, 07/01/2043	7,274,334	6,542,478
Pool AW8165, 4.00%, 01/01/2042	7,148,809	6,876,184
Pool AX5316, 4.50%, 01/01/2042	3,379,764	3,331,818
Pool AZ9565, 3.50%, 12/01/2045	3,737,742	3,449,902
Pool BF0212, 4.50%, 02/01/2041	16,222,145	16,007,159
Pool BF0231, 3.00%, 04/01/2042	20,147,175	18,376,434
Pool BF0246, 4.50%, 06/01/2051	40,924,363	39,867,071
Pool BF0534, 3.00%, 09/01/2050	7,414,690	6,575,459
Pool BM1047, 4.00%, 02/01/2045	3,665,200	3,523,496
Pool BM1155, 4.00%, 03/01/2047	9,944,182	9,432,039
Pool BM1428, 3.50%, 09/01/2043	11,200,143	10,439,662
Pool BM1753, 4.00%, 05/01/2037	15,030,249	14,722,082
Pool BM2005, 4.00%, 12/01/2047	15,180,493	14,338,184
Pool BM3108, 4.50%, 08/01/2046	7,849,643	7,685,640
Pool BM3926, 3.50%, 08/01/2037	8,718,612	8,357,390
Pool BM3972, 2.50%, 04/01/2038	18,499,183	17,000,286
Pool BM5136, 4.00%, 06/01/2046	35,674,837	34,070,663
Pool BM5387, 4.00%, 08/01/2034	36,373,974	35,861,470
Pool BM5538, 5.00%, 11/01/2048	9,747,257	9,759,407
Pool BM5803, 4.50%, 04/01/2039	5,240,451	5,230,118
Pool BM5919, 3.50%, 08/01/2043	3,383,478	3,145,178
Pool BM7089, 3.00%, 02/01/2052	76,351,302	66,486,131
Pool BP6586, 2.00%, 08/01/2035	16,252,090	14,791,857
Pool BT6857, 2.00%, 08/01/2051	9,591,727	7,761,956
Pool CA5146, 3.00%, 02/01/2050	53,641,522	47,360,401
Pool CA8230, 2.50%, 12/01/2050	58,201,936	49,091,556
Pool CA8761, 2.50%, 01/01/2036	40,495,569	37,753,403
Pool CA8868, 3.00%, 02/01/2051	37,446,040	33,193,172
Pool CB4140, 5.00%, 07/01/2052	79,949,443	78,629,942
Pool CB6541, 6.00%, 06/01/2053	68,571,964	70,216,285
Pool FA0795, 3.00%, 02/01/2050	14,639,932	13,025,007
Pool FA0999, 3.00%, 01/01/2049	35,941,225	31,905,241
Pool FA1022, 2.50%, 02/01/2052	90,525,000	76,612,427
Pool FM1255, 3.00%, 01/01/2048	11,545,336	10,237,416
Pool FM1402, 3.50%, 05/01/2048	28,377,777	25,978,016
Pool FM1540, 4.00%, 09/01/2049	1,934,036	1,819,498
Pool FM3003, 4.00%, 05/01/2049	10,580,474	10,134,591
Pool FM3031, 4.00%, 10/01/2036	3,238,098	3,193,900
Pool FM3117, 3.00%, 05/01/2050	75,760,904	67,074,373
Pool FM3612, 2.50%, 06/01/2050	11,241,195	9,479,122
Pool FM5017, 2.50%, 12/01/2050	17,956,231	15,046,753
Pool FM5397, 3.00%, 12/01/2050	35,428,630	31,184,509
Pool FM7064, 2.50%, 01/01/2051	36,326,883	30,725,599
Pool FM7615, 2.00%, 06/01/2036	30,535,241	27,913,859
Pool FM7731, 2.50%, 09/01/2050	49,583,965	41,966,401
Pool FM8215, 2.50%, 03/01/2051	40,889,046	34,584,339
Pool FM8348, 2.50%, 08/01/2051	30,509,978	25,726,501
Pool FM8804, 2.50%, 09/01/2051	79,698,841	67,058,289
Pool FM8869, 2.00%, 09/01/2036	15,176,851	13,830,962
Pool FM9283, 2.50%, 11/01/2051	29,700,809	24,986,528
Pool FM9284, 2.50%, 11/01/2051	41,488,339	34,932,501
Pool FM9294, 3.00%, 10/01/2051	29,488,739	25,932,274
Pool FM9630, 3.00%, 11/01/2051	56,876,856	50,017,056
Pool FM9732, 2.50%, 12/01/2051	71,519,965	60,159,591
Pool FM9770, 2.00%, 12/01/2051	16,655,831	13,602,662
Pool FM9771, 2.00%, 11/01/2051	19,694,989	15,938,002
Pool FM9781, 2.50%, 12/01/2051	56,050,479	47,186,654
Pool FM9873, 2.50%, 12/01/2051	107,175,577	90,409,536
Pool FM9876, 2.50%, 12/01/2051	70,655,295	59,663,460
Pool FS0176, 2.50%, 01/01/2052	98,474,117	82,499,915
Pool FS0316, 1.50%, 11/01/2041	22,639,768	18,851,461
Pool FS2018, 4.50%, 03/01/2050	31,388,296	30,542,743
Pool FS2128, 3.50%, 11/01/2049	40,705,085	37,592,739
Pool FS3136, 3.50%, 08/01/2048	26,831,108	25,005,470
Pool FS3220, 5.50%, 11/01/2052	15,478,975	15,533,207
Pool FS4207, 3.00%, 11/01/2048	17,150,583	15,380,878
Pool FS4654, 2.00%, 07/01/2051	102,831,843	82,448,860
Pool FS5120, 6.00%, 07/01/2053	40,067,136	41,418,442
Pool FS5208, 3.50%, 06/01/2041	62,077,172	57,856,252
Pool FS5788, 6.50%, 09/01/2053	39,813,079	41,602,681
Pool FS5832, 6.00%, 10/01/2053	30,637,952	31,416,677
Pool FS6281, 3.50%, 10/01/2045	18,872,284	17,558,995
Pool FS7499, 2.00%, 07/01/2051	73,454,998	58,848,303
Pool FS7887, 4.00%, 07/01/2052	35,101,081	32,769,273
Pool FS7969, 1.50%, 10/01/2036	36,714,964	32,403,836
Pool FS8397, 1.50%, 08/01/2037	78,785,802	69,532,607
Pool FS8579, 2.00%, 08/01/2042	98,333,830	83,724,475
Pool FS8752, 6.00%, 08/01/2054	45,584,894	46,881,894
Pool FS8771, 6.00%, 07/01/2054	35,402,512	36,091,908
Pool FS9122, 6.00%, 09/01/2054	12,916,930	13,121,792
Pool FS9401, 6.00%, 10/01/2054	83,453,138	85,442,397
Pool FS9404, 6.00%, 10/01/2054	101,725,237	104,494,984
Pool MA0461, 4.50%, 07/01/2030	784,357	784,532
Pool MA0561, 4.00%, 11/01/2040	5,144,929	4,949,826
Pool MA0949, 3.50%, 01/01/2032	10,050,553	9,800,452
Pool MA1164, 3.50%, 09/01/2042	5,442,438	5,072,989
Pool MA1237, 3.00%, 11/01/2032	2,179,343	2,077,239
Pool MA1401, 3.00%, 04/01/2033	3,839,303	3,668,573
Pool MA1432, 3.00%, 05/01/2033	3,846,585	3,669,419
Pool MA1764, 4.00%, 01/01/2034	3,516,184	3,466,501
Pool MA2019, 4.00%, 09/01/2034	4,816,676	4,752,959
Pool MA2588, 4.00%, 04/01/2036	2,144,819	2,107,929
Pool MA3183, 4.00%, 11/01/2047	2,983,799	2,815,025
Pool MA3547, 3.00%, 12/01/2033	6,486,310	6,250,819
Pool MA4047, 2.00%, 06/01/2050	70,903,488	56,936,974
Pool MA4093, 2.00%, 08/01/2040	23,282,833	20,346,593
Pool MA4154, 1.50%, 10/01/2035	30,525,742	26,928,496
Pool MA4155, 2.00%, 10/01/2035	12,860,924	11,714,054
Pool MA4157, 1.50%, 10/01/2050	9,284,253	7,030,633
Pool MA4182, 2.00%, 11/01/2050	112,038,449	89,760,168
Pool MA4202, 1.50%, 12/01/2040	86,428,754	71,876,329
Pool MA4208, 2.00%, 12/01/2050	37,959,221	30,446,611
Pool MA4282, 2.50%, 03/01/2051	22,703,510	18,999,810
Pool MA4424, 1.50%, 09/01/2031	18,259,257	17,004,341
Pool MA4501, 2.00%, 12/01/2041	62,338,167	53,140,105
Pool MA4520, 2.00%, 01/01/2042	99,773,540	85,051,149
Pool MA4569, 1.50%, 03/01/2042	8,060,630	6,592,789
Pool MA4570, 2.00%, 03/01/2042	49,102,713	41,810,972
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2019-4, Class MA, 3.00%, 02/25/2059 (Callable 06/25/2046)	25,606,981	23,760,963
Series 2020-3, Class MT, 2.00%, 05/25/2060 (Callable 08/25/2047)	24,003,519	19,097,329
Ginnie Mae I Pool
Pool 779395, 3.50%, 06/15/2042	16,612,873	15,613,079
Pool 783629, 3.00%, 08/15/2042	85,024,939	77,199,605
Ginnie Mae II Pool
Pool 4922, 4.00%, 01/20/2041	2,751,613	2,641,786
Pool 734341, 4.50%, 04/20/2041	5,290,241	5,139,175
Pool 784106, 3.50%, 01/20/2046	12,148,342	11,263,295
Pool 784717, 3.50%, 02/20/2048	18,114,827	16,413,327
Pool 785558, 2.50%, 07/20/2051	39,362,379	33,275,163
Pool 785563, 2.50%, 07/20/2051	35,651,330	30,020,632
Pool 785575, 2.50%, 08/20/2051	76,166,400	63,956,577
Pool 786472, 4.50%, 11/20/2048	8,450,220	8,225,071
Pool 786812, 5.50%, 07/20/2053	10,882,465	11,083,476
Pool 786910, 5.50%, 07/20/2053	21,401,527	21,660,124
Pool 787304, 6.00%, 03/20/2054	50,337,762	52,026,340
Pool 787313, 2.50%, 09/20/2051	50,519,574	42,625,064
Pool 787486, 5.50%, 05/20/2054	23,449,407	23,781,786
Pool MA0154, 3.50%, 06/20/2042	58,413,460	54,627,364
Pool MA0318, 3.50%, 08/20/2042	36,139,444	33,852,495
Pool MA0462, 3.50%, 10/20/2042	42,592,841	39,726,810
Pool MA1376, 4.00%, 10/20/2043	20,614,478	19,757,098
Pool MA3663, 3.50%, 05/20/2046	20,542,847	19,030,305
Pool MA3711, 3.00%, 06/20/2031	6,221,160	6,039,787
Pool MA4721, 4.50%, 09/20/2047	18,243,668	17,821,051
Pool MA5765, 5.00%, 02/20/2049	57,994,967	57,709,804
Pool MA8571, 6.00%, 01/20/2053	15,012,283	15,246,975
Government National Mortgage Association (GNMA)
Pool 2687, 6.00%, 12/20/2028	3,178	3,227
Pool 2701, 6.50%, 01/20/2029	1,680	1,719
Pool 3474, 6.00%, 11/20/2033	3,789	3,914
Pool 4747, 5.00%, 07/20/2040	177,653	180,061
Pool 5139, 4.00%, 08/20/2041	1,624,355	1,559,505
Pool 5202, 3.50%, 10/20/2041	3,201,981	3,008,292
Pool 5259, 4.00%, 12/20/2041	2,246,544	2,156,850
Pool 5305, 4.00%, 02/20/2042	4,182,930	4,015,916
Pool MA0155, 4.00%, 06/20/2042	3,690,658	3,543,280
Pool MA0392, 3.50%, 09/20/2042	2,420,508	2,259,132
Pool MA2753, 3.00%, 04/20/2045	3,439,021	3,095,813
Pool MA2754, 3.50%, 04/20/2045	4,769,686	4,432,312
Pool MA2827, 4.00%, 05/20/2045	4,664,444	4,460,799
Pool MA2892, 3.50%, 06/20/2045	4,783,158	4,443,343
Pool MA3173, 3.50%, 10/20/2045	15,817,723	14,677,611
Pool MA3378, 4.50%, 01/20/2046	4,417,945	4,319,610
Pool MA3598, 4.00%, 04/20/2046	5,563,147	5,308,221
Pool MA3664, 4.00%, 05/20/2046	2,070,000	1,974,760
Pool MA3873, 3.00%, 08/20/2046	9,934,726	8,926,126
Pool MA4512, 4.50%, 06/20/2047	5,440,538	5,302,769
Pool MA4588, 4.50%, 07/20/2047	3,528,204	3,438,856
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $6,840,589,029)		6,496,449,322

NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 5.2%	Par	Value
A&D Mortgage LLC, Series 2023-NQM3, Class A1, 6.73%, 07/25/2068 (Callable 07/25/2026) (a)(d)	74,497,821	75,295,223
Angel Oak Mortgage Trust 2024-2, Series 2024-3, Class A1, 4.80%, 11/26/2068 (Callable 03/25/2027) (a)(d)	46,511,029	46,204,865
Arroyo Mortgage Trust
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 04/25/2025) (a)(e)	7,011,315	6,651,563
Series 2022-1, Class A1B, 3.27%, 12/25/2056 (Callable 04/25/2025) (a)(d)	11,500,000	10,559,345
Banc of America Alternative Loan Trust, Series 2004-6, Class 4A1, 5.00%, 05/25/2048	214,646	183,905
Banc of America Funding Corp., Series 2007-C, Class 1A3, 4.85%, 05/20/2036 (Callable 04/20/2025) (e)	680,927	595,837
Bayview Financial Acquisition Trust, Series 2007-B, Class 1A2, 7.33%, 08/28/2047 (Callable 04/28/2025) (d)	46,857	41,183
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 7.08% (1 yr. CMT Rate + 2.30%), 10/25/2035 (Callable 04/25/2025)	172,765	164,057
BRAVO Residential Funding Trust
Series 2020-RPL2, Class A1, 2.00%, 05/25/2059 (Callable 01/25/2049) (a)(e)	34,460,611	32,042,093
Series 2024-RPL1, Class A1, 3.25%, 10/25/2063 (Callable 01/25/2056) (a)(e)	123,316,258	112,726,314
Chase Mortgage Finance Corp.
Series 2005-A2, Class 1A5, 4.93%, 01/25/2036 (Callable 04/25/2025) (e)	282,342	261,245
Series 2007-A1, Class 2A3, 6.58%, 02/25/2037 (Callable 07/25/2027) (e)	277,799	259,424
Series 2023-RPL1, Class A1, 3.50%, 06/25/2062 (Callable 06/25/2049) (a)(e)	47,751,003	44,194,642
Series 2023-RPL2, Class A1, 3.25%, 03/25/2063 (Callable 11/25/2049) (a)(e)	77,585,879	69,806,444
Series 2024-RPL4, Class A1A, 3.38%, 12/25/2064 (Callable 07/25/2053) (a)(e)	100,415,849	89,768,103
CIM Trust, Series 2022-R1, Class A1, 3.00%, 01/25/2061 (Callable 02/25/2027) (a)(e)	16,597,193	15,334,210
Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A4, 6.00%, 06/25/2036 (Callable 04/25/2025)	2,023,857	1,845,850
Citicorp Residential Mortgage Securities, Inc., Series 2007-1, Class A6, 4.69%, 03/25/2037 (Callable 04/25/2025) (d)	2	2
Citigroup Mortgage Loan Trust, Inc.
Series 2005-9, Class 2A2, 5.50%, 11/25/2035 (Callable 04/25/2025)	19,132	13,508
Series 2006-AR1, Class 1A1, 6.56% (1 yr. CMT Rate + 2.40%), 10/25/2035 (Callable 04/25/2025)	2,330,818	2,207,490
Series 2018-RP2, Class A1, 3.50%, 02/25/2058 (Callable 07/25/2040) (a)(e)	6,470,272	6,342,132
COLT 2023-2 Mortgage Loan Trust, Series 2024-1, Class A1, 5.84%, 02/25/2069 (Callable 01/25/2027) (a)(d)	29,762,525	29,832,205
Countrywide Alternative Loan Trust
Series 2004-18CB, Class 1A1, 6.00%, 09/25/2034 (Callable 04/25/2025)	586,940	596,050
Series 2005-11CB, Class 2A6, 5.50%, 06/25/2025 (Callable 04/25/2025)	2,584,798	2,073,921
Series 2005-29CB, Class A1, 5.50%, 07/25/2035 (Callable 04/25/2025)	1,022,351	605,806
Series 2005-3CB, Class 2A1, 5.00%, 04/25/2025 (Callable 04/25/2025)	57,526	52,118
Series 2005-49CB, Class A5, 5.50%, 11/25/2035 (Callable 04/25/2025)	1,115,959	711,892
Series 2005-6CB, Class 1A4, 5.50%, 04/25/2035 (Callable 04/25/2025)	5,968,336	5,105,210
Series 2005-85CB, Class 2A2, 5.50%, 02/25/2036 (Callable 04/25/2025)	1,457,730	1,164,953
Series 2006-28CB, Class A17, 6.00%, 10/25/2036 (Callable 04/25/2025)	334,167	156,040
Countrywide Asset-Backed Certificates, Series 2005-10, Class AF6, 4.13%, 02/25/2036 (Callable 04/25/2025) (e)	2,166	2,150
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-6, Class 2A1, 5.50%, 04/25/2035 (Callable 04/25/2025)	119,710	103,274
Credit Suisse Management LLC, Series 2005-7, Class 3A1, 5.00%, 10/25/2030	11,493	10,762
Deutsche ALT-A Securities, Inc., Series 2005-2, Class 1A7, 5.00%, 04/25/2035 (Callable 04/25/2025) (e)	3,474,276	3,301,692
First Horizon Alternative Mortgage Securities
Series 2004-AA1, Class A1, 6.14%, 06/25/2034 (Callable 04/25/2025) (e)	1,332,127	1,321,610
Series 2005-AA2, Class 2A1, 5.14%, 04/25/2035 (Callable 04/25/2025) (e)	587,857	579,187
Series 2006-FA6, Class 3A1, 5.75%, 11/25/2036	856	104
FirstKey Homes Trust
Series 2021-SFR1, Class A, 1.54%, 08/17/2038 (a)	86,311,750	82,635,257
Series 2021-SFR2, Class A, 1.38%, 09/17/2038 (a)	36,445,441	34,847,469
Series 2022-SFR1, Class A, 4.15%, 05/19/2039 (a)	57,391,004	56,638,419
Series 2022-SFR2, Class A, 4.25%, 07/17/2039 (a)	39,374,355	38,915,836
Series 2022-SFR3, Class A, 4.25%, 07/17/2038 (a)	70,155,006	69,559,488
GS Mortgage-Backed Securities Trust, Series 2018-RPL1, Class A1A, 3.75%, 10/25/2057 (Callable 10/25/2041) (a)	16,228,523	15,847,349
GSR Mortgage Loan Trust
Series 2004-15F, Class 5A1, 5.50%, 11/25/2034	18,469	16,025
Series 2005-3F, Class 2A4, 6.00%, 03/25/2035 (Callable 05/25/2033)	1,075,645	876,739
Home Partners of America Trust, Series 2021-2, Class A, 1.90%, 12/17/2026 (a)	77,304,625	73,988,342
JP Morgan Mortgage Trust
Series 2005-A8, Class 2A3, 5.74%, 11/25/2035 (Callable 04/25/2025) (e)	1,903,442	1,545,526
Series 2006-A2, Class 2A1, 5.31%, 04/25/2036 (Callable 04/25/2025) (e)	437,999	380,606
Series 2006-A2, Class 3A3, 5.74%, 04/25/2036 (Callable 04/25/2025) (e)	478,708	412,537
Series 2006-A7, Class 2A4R, 4.56%, 01/25/2037 (Callable 04/25/2025) (e)	703,460	550,028
Series 2007-A2, Class 2A3, 5.75%, 04/25/2037 (Callable 04/25/2025) (e)	1,600,941	1,202,721
Series 2007-A4, Class 2A3, 4.97%, 06/25/2037 (Callable 04/25/2025) (e)	1,604,081	1,234,801
MASTR Alternative Loans Trust
Series 2004-2, Class 2A1, 6.00%, 02/25/2034 (Callable 04/25/2025)	803,508	799,700
Series 2004-8, Class 2A1, 6.00%, 09/25/2034 (Callable 04/25/2025)	492,268	489,318
Series 2005-6, Class 1A5, 5.50%, 12/25/2035 (Callable 04/25/2025)	1,106,598	720,619
Merrill Lynch Mortgage Investors, Inc., Series 2005-A5, Class A3, 5.05%, 06/25/2035 (Callable 04/25/2025) (e)	528,219	509,417
Mill City Mortgage Trust
Series 2018-2, Class A1, 3.50%, 05/25/2058 (Callable 10/25/2035) (a)(e)	365,973	364,469
Series 2018-3, Class A1, 3.50%, 08/25/2058 (Callable 11/25/2039) (a)(e)	3,500,082	3,434,532
Series 2019-1, Class A1, 3.25%, 10/25/2069 (Callable 07/25/2036) (a)(e)	10,256,568	9,948,172
New Residential Mortgage Loan Trust
Series 2016-1A, Class A1, 3.75%, 03/25/2056 (Callable 05/25/2032) (a)(e)	3,973,299	3,812,088
Series 2017-1A, Class A1, 4.00%, 02/25/2057 (Callable 03/25/2032) (a)(e)	7,896,773	7,632,609
Series 2017-3A, Class A1, 4.00%, 04/25/2057 (Callable 02/25/2033) (a)(e)	6,662,651	6,407,468
Series 2017-6A, Class A1, 4.00%, 08/27/2057 (Callable 06/25/2035) (a)(e)	8,346,153	8,057,784
Series 2018-1A, Class A1A, 4.00%, 12/25/2057 (Callable 09/25/2033) (a)(e)	4,467,721	4,332,526
Series 2019-RPL2, Class A1, 3.25%, 02/25/2059 (Callable 09/25/2039) (a)(e)	9,531,724	9,206,796
Onslow Bay Mortgage Loan Trust
Series 2022-NQM3, Class A1, 3.40%, 01/25/2062 (Callable 04/25/2025) (a)(e)	31,786,547	30,049,441
Series 2022-NQM5, Class A1, 4.31%, 05/25/2062 (Callable 05/25/2025) (a)(d)	55,148,151	54,544,913
Series 2023-NQM9, Class A1, 7.16%, 10/25/2063 (Callable 10/25/2026) (a)(d)	17,292,003	17,626,511
Series 2024-HYB1, Class A1, 3.65%, 03/25/2053 (Callable 09/25/2046) (a)(e)	22,346,477	21,891,729
Progress Residential Trust
Series 2024-SFR1, Class A, 3.35%, 02/17/2041 (a)	72,940,433	68,879,336
Series 2024-SFR2, Class A, 3.30%, 04/17/2041 (a)	20,526,194	19,291,496
RALI Trust
Series 2004-QS13, Class CB, 5.00%, 01/25/2032	3,251	3,055
Series 2005-QA7, Class A22, 5.68%, 07/25/2035 (Callable 04/25/2025) (e)	654,856	605,294
Series 2005-QS11, Class A2, 4.93% (1 mo. Term SOFR + 0.61%), 07/25/2035 (Callable 04/25/2025)	1,779,425	1,290,304
Renaissance NIM Trust
Series 2006-2, Class AF3, 5.80%, 08/25/2036 (Callable 09/25/2028) (d)	14,782,419	5,352,788
Series 2006-3, Class AF2, 5.58%, 11/25/2036 (Callable 05/25/2028) (d)	9,847,275	3,215,855
Series 2007-1, Class AF3, 5.61%, 04/25/2037 (Callable 09/25/2034) (d)	278,136	71,795
Series 2007-2, Class AF2, Pool 2007-2, 5.68%, 06/25/2037 (Callable 05/25/2029) (d)	1,435,659	355,890
Rithm Capital Corp.
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062 (Callable 04/25/2025) (a)(e)	26,213,703	24,497,586
Series 2023-1, Class A, 3.50%, 01/25/2063 (Callable 11/25/2038) (a)(e)	50,145,401	47,512,581
Series 2024-NQM2, Class A1, 0.00%, 09/25/2064 (Callable 12/25/2032) (a)(e)	86,767,579	86,139,173
Starwood Mortgage Residential Trust, Series 2020-3, Class A1, 1.49%, 04/25/2065 (Callable 04/25/2025) (a)(e)	2,062,347	1,961,925
Towd Point Mortgage Trust
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 01/25/2030) (a)(e)	5,009,380	4,886,951
Series 2018-4, Class A1, 3.00%, 06/25/2058 (Callable 05/25/2037) (a)(e)	17,573,531	16,473,890
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 04/25/2034) (a)(e)	2,540,039	2,509,373
Series 2019-1, Class A1, 3.75%, 03/25/2058 (Callable 09/25/2029) (a)(e)	4,354,402	4,193,789
Series 2019-4, Class A1, 2.90%, 10/25/2059 (Callable 11/25/2032) (a)(e)	29,855,376	28,462,023
Series 2020-2, Class A1A, 1.64%, 04/25/2060 (Callable 01/25/2032) (a)(e)	20,507,525	18,500,381
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 04/25/2032) (a)	52,125,465	47,102,259
Series 2022-2, Class A1, 3.75%, 07/01/2062 (Callable 04/25/2034) (a)(e)	89,122,812	83,662,961
Series 2022-3, Class A1, 3.75%, 08/01/2062 (Callable 04/25/2032) (a)(e)	85,944,632	80,953,209
Series 2024-1, Class A1, 4.78%, 03/25/2064 (Callable 01/25/2044) (a)(e)	82,824,923	83,612,870
Series 2024-2, Class A1A, 4.72%, 12/25/2064 (Callable 03/25/2031) (a)(e)	117,246,883	118,017,887
Series 2024-5, Class A1A, 4.49%, 10/25/2064 (Callable 03/25/2038) (a)(e)	114,641,657	115,179,132
WaMu Mortgage Pass Through Certificates
Series 2004-CB3, Class 1A, 6.00%, 10/25/2034 (Callable 04/25/2025)	380,603	384,092
Series 2004-CB3, Class 2A, 6.50%, 10/25/2034 (Callable 04/25/2025)	946,541	969,815
Series 2006-AR10, Class 1A1, 4.83%, 09/25/2036 (Callable 04/25/2025) (e)	396,606	339,326
Series 2007-HY3, Class 4A1, 5.16%, 03/25/2037 (Callable 04/25/2025) (e)	4,494,656	4,132,931
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-6, Class 2A4, 5.50%, 08/25/2035 (Callable 04/25/2025)	2,254,563	1,974,139
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR14, Class 2A3, 7.39%, 10/25/2036 (Callable 04/25/2025) (e)	565,412	510,696
Series 2007-7, Class A49, 6.00%, 06/25/2037 (Callable 04/25/2025)	807,857	725,568
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $2,028,050,406)		1,990,362,014

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.9%	Par	Value
BANK-2017
Series 2017-BNK4, Class A4, 3.63%, 05/15/2050 (Callable 04/15/2027)	30,037,000	29,307,044
Series 2017-BNK5, Class A5, 3.39%, 06/15/2060 (Callable 07/15/2027)	2,070,000	2,006,653
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050 (Callable 11/15/2027)	70,921,751	67,343,238
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054 (Callable 12/15/2029)	32,737,000	31,650,263
BANK-2018, Series 2018-BN10, Class A5, 3.69%, 02/15/2061 (Callable 02/15/2028)	6,400,000	6,225,479
BANK-2021, Series 2021-BN33, Class A5, 2.56%, 05/15/2064 (Callable 05/15/2031)	7,919,000	6,944,410
BANK-2022, Series 2022-BNK44, Class A5, 5.74%, 11/15/2055 (Callable 11/15/2032) (e)	32,650,000	34,067,346
BANK5 Trust
Series 2023-5YR3, Class A2, 6.26%, 09/15/2056 (Callable 09/15/2028)	44,153,944	45,877,388
Series 2023-5YR4, Class A3, 6.50%, 12/15/2056 (Callable 12/15/2028)	36,723,657	38,596,255
Series 2024-5YR10, Class A2, 4.83%, 10/15/2057 (Callable 10/15/2029)	69,800,000	69,760,270
Series 2024-5YR7, Class A3, 5.77%, 06/15/2057 (Callable 06/15/2029)	73,525,000	75,997,535
BBCMS Trust
Series 2017-C1, Class A4, 3.67%, 02/15/2050 (Callable 02/15/2027)	7,837,000	7,647,090
Series 2024-5C29, Class A2, 4.74%, 09/15/2057 (Callable 09/15/2029)	50,000,000	49,779,640
Benchmark Mortgage Trust
Series 2018-B1, Class A5, 3.67%, 01/15/2051 (Callable 01/15/2028) (e)	18,620,000	18,044,506
Series 2018-B3, Class A5, 4.03%, 04/10/2051 (Callable 04/10/2028)	21,150,000	20,622,530
Series 2020-B21, Class A5, 1.98%, 12/17/2053 (Callable 12/15/2030)	47,030,000	40,024,679
Series 2021-B24, Class A5, 2.58%, 03/15/2054 (Callable 03/15/2031)	19,075,000	16,490,486
Series 2023-V3, Class A2, 5.90%, 07/15/2056 (Callable 07/15/2028)	22,950,000	23,601,105
Series 2023-V3, Class A3, 6.36%, 07/15/2056 (Callable 07/15/2028) (e)	10,025,000	10,448,514
Series 2024-V10, Class A2, 4.80%, 09/15/2057 (Callable 10/15/2029)	48,225,000	48,181,704
Series 2024-V11, Class A2, 5.42%, 11/15/2057 (Callable 11/15/2029)	49,500,000	50,579,402
BMO Mortgage Trust, Series 2022-C1, Class A5, 3.37%, 02/15/2055 (e)	31,900,000	28,651,122
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.28%, 05/10/2058 (Callable 11/10/2026)	8,500,000	8,370,494
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class A4, 3.19%, 04/10/2048 (Callable 04/10/2025)	7,546,594	7,433,471
Series 2016-C2, Class A4, 2.83%, 08/10/2049 (Callable 08/10/2026)	33,387,000	32,459,709
Series 2017-P8, Class A4, 3.47%, 09/15/2050 (Callable 09/15/2027)	35,645,000	34,060,455
Series 2019-GC43, Class A4, 3.04%, 11/10/2052 (Callable 11/10/2029)	7,350,000	6,655,039
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2017-CD4, Class A4, 3.51%, 05/10/2050 (Callable 05/10/2027) (e)	15,959,780	15,258,603
Computershare Corporate Trust
Series 2016-BNK1, Class A3, 2.65%, 08/15/2049 (Callable 08/15/2026)	16,807,000	16,236,544
Series 2017-C40, Class A4, 3.58%, 10/15/2050 (Callable 10/15/2027)	48,894,000	47,504,506
Series 2017-C42, Class A4, 3.59%, 12/15/2050 (Callable 12/15/2027)	53,620,521	51,617,039
Series 2017-RC1, Class A4, 3.63%, 01/15/2060 (Callable 03/15/2027)	11,875,000	11,605,987
Series 2018-C46, Class A4, 4.15%, 08/15/2051 (Callable 08/15/2028)	23,500,000	22,827,989
Series 2018-C47, Class A4, 4.44%, 09/15/2061 (Callable 10/15/2028)	10,850,000	10,731,311
CSAIL Commercial Mortgage Trust
Series 2017-C8, Class A4, 3.39%, 06/15/2050 (Callable 06/15/2027)	4,900,000	4,732,705
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (Callable 11/15/2028) (e)	39,100,000	37,994,319
Series 2019-C16, Class A3, 3.33%, 06/15/2052 (Callable 06/15/2029)	33,264,000	31,135,560
GS Mortgage Securities Corp. II
Series 2017-GS5, Class A4, 3.67%, 03/10/2050 (Callable 03/10/2027)	14,402,969	13,986,363
Series 2017-GS8, Class A4, 3.47%, 11/10/2050 (Callable 11/10/2027)	25,225,000	24,367,173
Series 2019-GC42, Class A4, 3.00%, 09/10/2052 (Callable 09/10/2029)	24,620,000	22,527,576
JP Morgan Chase Commercial Mortgage Securities
Series 2016-JP2, Class A4, 2.82%, 08/15/2049 (Callable 07/15/2026)	15,150,000	14,748,720
Series 2017-JP5, Class A5, 3.72%, 03/15/2050 (Callable 04/15/2027)	20,950,000	20,479,117
Series 2017-JP7, Class A5, 3.45%, 09/15/2050 (Callable 04/15/2028)	42,766,184	41,269,949
JPMBB Commercial Mortgage Securities Trust
Series 2014-C25, Class A5, 3.67%, 11/15/2047 (Callable 12/15/2027)	5,984,843	5,835,461
Series 2015-C30, Class A5, 3.82%, 07/15/2048 (Callable 07/15/2025)	42,110,000	41,687,199
Series 2015-C32, Class A5, 3.60%, 11/15/2048 (Callable 10/15/2025)	20,730,000	20,504,928
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4, Class A3, 3.14%, 12/15/2049 (Callable 04/15/2027)	44,268,000	42,787,120
Series 2017-C5, Class A5, 3.69%, 03/15/2050 (Callable 08/15/2027)	22,721,000	22,051,646
Series 2018-C8, Class A4, 4.21%, 06/15/2051 (Callable 06/15/2028)	4,070,000	3,986,961
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A5, 2.86%, 09/15/2049 (Callable 10/15/2026)	9,062,000	8,767,392
Series 2016-C32, Class A4, 3.72%, 12/15/2049 (Callable 01/15/2027)	14,175,000	13,882,076
Series 2017-C34, Class A4, 3.54%, 11/15/2052 (Callable 10/15/2027)	30,055,000	29,146,143
Series 2025-5C1, Class A2, 4.91%, 02/15/2030 (Callable 02/15/2030)	77,125,000	77,001,230
Morgan Stanley Capital I, Inc., Series 2017-H1, Class A5, 3.53%, 06/15/2050 (Callable 06/15/2027)	17,228,100	16,729,448
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4, 3.43%, 08/15/2050 (Callable 08/15/2027)	9,240,000	8,884,965
Series 2018-C11, Class A5, 4.24%, 06/15/2051 (Callable 07/15/2028) (e)	14,950,000	14,643,202
Series 2019-C16, Class A4, 3.60%, 04/15/2052 (Callable 04/15/2029)	2,275,000	2,161,329
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,542,454,253)		1,505,918,388

ASSET-BACKED SECURITIES - 2.6%	Par	Value
BA Credit Card Trust, Series 2023-A2, Class A2, 4.98%, 11/15/2028	25,000,000	25,259,920
First National Master Note Trust, Series 2023-2, Class A, 5.77%, 09/15/2029	70,000,000	71,313,711
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28%, 02/15/2036 (Callable 08/15/2028) (a)	89,010,000	91,120,712
Ford Credit Auto Receivables Six LLC, Series 2025-1, Class A, 4.86%, 08/15/2037 (Callable 02/15/2030) (a)(d)	40,125,000	40,709,930
Ford Credit Floorplan LLC, Series 2023-1, Class A1, 4.92%, 05/15/2028 (a)	48,475,000	48,684,616
General Motors Co., Series 2024-1A, Class A1, 5.13%, 03/15/2029 (a)	1,050,000	1,063,497
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12%, 04/11/2035 (Callable 05/11/2028) (a)	85,750,000	87,271,368
Huntington Bank Auto Credit-Linked Notes Series 2024-1, Series 2024-1, Class B1, 6.15%, 05/20/2032 (Callable 11/20/2027) (a)	22,283,004	22,553,556
IPFS Corp.
Series 2023-C, Class A, 5.52%, 10/15/2028 (a)	23,091,000	23,468,208
Series 2024-B, Class A, 4.95%, 02/15/2029 (a)	35,035,000	35,280,270
Series 2024-D, Class A, 5.34%, 04/15/2029 (a)	26,000,000	26,460,678
Series 2025-B, Class A, 4.85%, 02/15/2030 (a)	25,575,000	25,789,142
MMAF Equipment Finance LLC, Series 2024-A, Class A3, 4.95%, 07/14/2031 (Callable 11/13/2030) (a)	21,775,000	22,019,217
Navient Student Loan Trust
Series 2021-EA, Class A, 0.97%, 12/16/2069 (Callable 05/15/2030) (a)	7,750,415	6,872,760
Series 2021-GA, Class A, 1.58%, 04/15/2070 (Callable 03/15/2030) (a)	7,426,742	6,650,805
Series 2022-A, Class A, 2.23%, 07/15/2070 (Callable 06/15/2030) (a)	65,992,325	59,568,922
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 07/15/2033) (a)	40,387,509	41,082,740
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062 (Callable 09/20/2029) (a)	16,558,482	15,393,362
SBA Depositor LLC, 1.84%, 04/15/2027 (Callable 04/15/2026) (a)	45,100,000	42,472,772
SMB Private Education Loan Trust, Series 2024-D, Class A1A, 5.38%, 07/15/2053 (a)	69,828,677	70,929,156
Synchrony Bank
Series 2023-A1, Class A, 5.54%, 07/15/2029	24,700,000	25,032,437
Series 2024-A1, Class A, 5.04%, 03/15/2030	26,030,000	26,378,281
Towd Point Mortgage Trust
Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 04/25/2025) (a)(e)	8,447,365	8,211,668
Series 2020-MH1, Class A1A, 2.18%, 02/25/2060 (Callable 04/25/2025) (a)(e)	11,631,022	11,300,294
Verizon Master Trust
Series 2024-2, Class A, 4.83%, 12/22/2031 (Callable 12/20/2028) (a)	35,887,000	36,307,405
Series 2024-5, Class A, 5.00%, 06/21/2032 (Callable 06/20/2029) (a)	5,150,000	5,242,930
Series 2024-6, Class A1A, 4.17%, 08/20/2030 (Callable 08/20/2027)	130,175,000	129,569,100
TOTAL ASSET-BACKED SECURITIES (Cost $1,000,249,792)		1,006,007,457

MUNICIPAL BONDS - 0.8%	Par	Value
Arizona Industrial Development Authority
4.95%, 04/01/2026 (a)(f)	41,325,000	41,325,000
4.95%, 04/01/2026 (f)	15,830,000	15,830,000
Black Belt Energy Gas District, 6.00%, 02/01/2029 (Callable 11/01/2028)	9,120,000	9,317,925
Brazos Higher Education Authority, Inc.
2.08%, 04/01/2026	1,000,000	974,723
2.18%, 04/01/2027	1,300,000	1,238,465
2.31%, 04/01/2028	1,000,000	932,208
2.41%, 04/01/2029	2,360,000	2,154,954
2.51%, 04/01/2030	1,175,000	1,051,040
2.76%, 04/01/2040 (Callable 04/01/2030)	125,000	124,421
California Community Choice Financing Authority, 6.13%, 04/01/2030	4,000,000	4,116,407
Colton Joint Unified School District, 6.01%, 08/01/2026	1,250,000	1,278,412
County of Hamilton OH, 3.76%, 06/01/2042	25,725,000	21,071,525
Illinois Housing Development Authority, 5.75%, 10/01/2053 (Callable 10/01/2032)	5,070,000	5,214,079
Illinois International Port District, 5.00%, 01/01/2035 (Callable 01/01/2026) (a)	2,865,000	2,617,901
Iowa Finance Authority
7.00%, 11/01/2027 (a)	4,550,000	4,595,119
6.25%, 07/01/2054 (Callable 07/01/2033)	10,610,000	11,142,247
Iowa Student Loan Liquidity Corp., 2.99%, 12/01/2039 (Callable 12/01/2029)	400,000	386,261
Maricopa County Industrial Development Authority, 7.38%, 10/01/2029 (Callable 09/01/2029) (a)	19,400,000	20,019,306
Maryland Economic Development Corp., 4.00%, 04/01/2034 (Callable 01/01/2034)	39,535,000	28,012,655
Massachusetts Educational Financing Authority
2.46%, 07/01/2030	8,375,000	7,494,654
2.56%, 07/01/2031	5,000,000	4,390,591
3.78%, 07/01/2035 (Callable 07/01/2029)	4,010,000	3,939,049
Massachusetts Housing Finance Agency, 6.00%, 12/01/2054 (Callable 06/01/2033)	20,790,000	21,685,126
Minnesota Housing Finance Agency
2.68%, 10/01/2046 (Callable 01/01/2026)	8,814,251	7,479,230
2.65%, 11/01/2046 (Callable 01/01/2026)	9,372,171	7,936,750
6.25%, 07/01/2053 (Callable 01/01/2033)	2,360,000	2,459,361
New Hampshire Business Finance Authority
3.25%, 04/01/2028 (Callable 01/01/2028)	33,000,000	17,349,202
3.30%, 04/01/2032 (Callable 01/01/2032)	21,000,000	14,569,367
2.87%, 07/01/2035 (Callable 01/01/2035)	17,165,000	12,773,331
North Carolina Housing Finance Agency, 2.87%, 07/01/2032 (Callable 05/02/2025)	255,000	252,619
North Dakota Housing Finance Agency, 6.25%, 01/01/2054 (Callable 07/01/2032)	7,205,000	7,512,314
Ohio Housing Finance Agency, 6.50%, 03/01/2054 (Callable 09/01/2033)	8,040,000	8,476,125
Rhode Island Student Loan Authority
2.53%, 12/01/2025	2,310,000	2,282,698
2.73%, 12/01/2026	1,490,000	1,452,184
2.88%, 12/01/2027	1,800,000	1,732,066
5.00%, 12/01/2028 (g)	1,265,000	1,312,626
5.00%, 12/01/2029 (g)	1,295,000	1,358,091
Western Michigan University Homer Stryker MD School of Medicine, 4.75%, 11/15/2028	11,630,000	11,708,154
TOTAL MUNICIPAL BONDS (Cost $354,467,387)		307,566,186

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.7%	Par	Value
Federal Home Loan Mortgage Corp.
Series K072, Class A2, 3.44%, 12/25/2027 (Callable 12/25/2027)	12,000,000	11,752,908
Series K074, Class A2, 3.60%, 01/25/2028 (Callable 01/25/2028)	26,320,000	25,868,020
Series K077, Class A2, 3.85%, 05/25/2028 (Callable 05/25/2028) (e)	27,749,000	27,407,529
Series K080, Class A2, 3.93%, 07/25/2028 (Callable 07/25/2028) (e)	9,720,000	9,613,354
Series K122, Class A2, 1.52%, 11/25/2030 (Callable 11/25/2030)	23,000,000	19,723,489
Series K153, Class A3, 3.12%, 10/25/2031 (Callable 10/25/2031) (e)	17,905,000	16,518,620
Series K-154, Class A2, 4.35%, 01/25/2033 (Callable 01/25/2033) (e)	25,000,000	24,680,335
Series K752, Class A2, 4.28%, 07/25/2030 (Callable 07/25/2030)	31,575,000	31,438,962
Federal National Mortgage Association
Series 2017-M4, Class A2, 2.55%, 12/25/2026 (e)	19,682,431	19,130,902
Series 2022-M10, Class A2, 1.94%, 01/25/2032 (e)	97,375,000	83,033,376
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $276,587,786)		269,167,495

OTHER GOVERNMENT RELATED SECURITIES - 0.2%	Par	Value
Electricite de France SA
5.65%, 04/22/2029 (Callable 03/22/2029) (a)	24,450,000	25,217,759
6.25%, 05/23/2033 (Callable 02/23/2033) (a)	7,000,000	7,406,749
5.95%, 04/22/2034 (Callable 01/22/2034) (a)	10,900,000	11,301,955
4.75%, 10/13/2035 (Callable 04/13/2035) (a)	10,000,000	9,401,592
NBN Co. Ltd., 2.63%, 05/05/2031 (Callable 02/05/2031) (a)	5,000,000	4,454,073
Petroleos Mexicanos
5.95%, 01/28/2031 (Callable 10/28/2030)	1,005,000	850,913
6.70%, 02/16/2032 (Callable 11/16/2031)	31,343,000	27,540,431
TOTAL OTHER GOVERNMENT RELATED SECURITIES (Cost $87,454,896)		86,173,472

SHORT-TERM INVESTMENTS - 1.9%		Value
Money Market Funds - 1.9%	Shares
First American Government Obligations Fund - Class U, 4.29% (h)	715,158,250	715,158,250
TOTAL SHORT-TERM INVESTMENTS (Cost $715,158,250)		715,158,250

TOTAL INVESTMENTS - 100.6% (Cost $40,243,303,942)		38,670,526,349
Liabilities in Excess of Other Assets - (0.6)%		(215,890,810)
TOTAL NET ASSETS - 100.0%		$38,454,635,539
two		–%
Percentages are stated as a percent of net assets.		–%

ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PCA - Pollution Control Authority
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $9,222,815,247 or 24.0% of the Fund’s net assets.

(b)	Issuer is currently in default.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	Step coupon bond. The rate disclosed is as of March 31, 2025.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2025.

(f)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2025.

(g)	Security subject to the Alternative Minimum Tax ("AMT"). As of March 31, 2025, the total value of securities subject to the AMT was $2,670,717 or 0.0% of net assets.
(h)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Baird Core Plus Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$16,589,624,435	$–	$16,589,624,435
U.S. Treasury Securities	–	9,704,099,330	–	9,704,099,330
Agency Residential Mortgage-Backed Securities	–	6,496,449,322	–	6,496,449,322
Non-Agency Residential Mortgage-Backed Securities	–	1,990,362,014	–	1,990,362,014
Non-Agency Commercial Mortgage-Backed Securities	–	1,505,918,388	–	1,505,918,388
Asset-Backed Securities	–	1,006,007,457	–	1,006,007,457
Municipal Bonds	–	307,566,186	–	307,566,186
Agency Commercial Mortgage-Backed Securities	–	269,167,495	–	269,167,495
Other Government Related Securities	–	86,173,472	–	86,173,472
Money Market Funds	715,158,250	–	–	715,158,250
Total Investments	$715,158,250	$37,955,368,099	$–	$38,670,526,349

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.